SFT Balanced Stabilization Fund

Investments in Securities

March 31, 2024

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (36.5%)
Government Obligations (4.7%)
U.S. Government Agencies and Obligations (4.7%)
Federal Home Loan Mortgage Corporation (0.0%)
3.000%, 09/01/43	$46,532	$41,645
3.500%, 10/01/44	47,882	43,921
3.500%, 11/01/44	47,236	43,306
3.500%, 12/01/44	51,029	46,771
		175,643
Federal National Mortgage Association (0.1%)
3.000%, 04/01/43	71,290	63,720
3.000%, 05/01/43	23,718	21,200
3.000%, 06/01/43	107,222	95,837
3.500%, 08/01/42	47,646	43,892
3.500%, 02/01/43	60,809	56,093
		280,742
U.S. Treasury (4.6%)
U.S. Treasury Bond
4.000%, 11/15/42	5,530,000	5,216,993
4.000%, 11/15/52	1,200,000	1,130,297
U.S. Treasury Note
1.000%, 12/15/24	15,000,000	14,568,311
3.875%, 12/31/27	9,350,000	9,203,541
		30,119,142
Total government obligations (cost: $31,471,742)		30,575,527

Other Mortgage-Backed Securities (0.2%)
Commercial Mortgage-Backed Securities (0.2%)
Bank, Series 2019-BN18, Class A4, 3.584%, 05/15/62	1,500,000	1,349,091
Total other mortgage-backed securities (cost: $1,542,583)		1,349,091

Corporate Obligations (31.6%)
Basic Materials (1.1%)
Chemicals (0.7%)
Celanese U.S. Holdings LLC, 6.330%, 07/15/29	1,500,000	1,555,829
Mosaic Co., 5.450%, 11/15/33	200,000	200,119
Sherwin-Williams Co., 3.950%, 01/15/26	1,000,000	977,502
Yara International ASA
3.148%, 06/04/30 (b) (c)	1,000,000	873,196
4.750%, 06/01/28 (b) (c)	1,000,000	971,857
		4,578,503
Mining (0.4%)
Anglo American Capital PLC, 2.625%, 09/10/30 (b) (c)	2,000,000	1,703,887
FMG Resources August 2006 Pty. Ltd., 6.125%, 04/15/32 (b) (c)	1,000,000	989,026
		2,692,913
Communications (2.4%)
Broadline Retail (0.3%)
Amazon.com, Inc.
3.875%, 08/22/37	1,000,000	903,643
4.050%, 08/22/47	1,000,000	872,525
		1,776,168
Diversified Telecommunication Services (0.4%)
AT&T, Inc.
2.550%, 12/01/33	943,000	756,267
3.550%, 09/15/55	1,405,000	983,580
3.800%, 12/01/57	75,000	54,384
4.500%, 05/15/35	1,000,000	935,278
		2,729,509

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Interactive Media & Services (0.1%)
eBay, Inc., 3.450%, 08/01/24	$750,000	$744,026
Media (0.6%)
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.750%, 02/15/28	1,500,000	1,390,160
Comcast Corp.
2.887%, 11/01/51	1,319,000	858,566
2.937%, 11/01/56	327,000	206,658
4.200%, 08/15/34 (d)	500,000	466,223
Walt Disney Co., 4.950%, 10/15/45	1,000,000	953,290
		3,874,897
Software (0.3%)
Netflix, Inc., 4.875%, 04/15/28	2,000,000	1,998,109

Telecommunication (0.7%)
Crown Castle Towers LLC, 3.663%, 05/15/45 (c)	1,000,000	977,737
T-Mobile USA, Inc., 2.700%, 03/15/32	1,000,000	841,681
Verizon Communications, Inc.
2.650%, 11/20/40	1,000,000	705,140
2.987%, 10/30/56	1,194,000	764,911
3.000%, 11/20/60	2,000,000	1,247,327
Vodafone Group PLC, 4.125%, 05/30/25 (b)	500,000	492,461
		5,029,257
Consumer Cyclical (2.2%)
Auto Manufacturers (0.8%)
Ford Motor Credit Co. LLC
3.664%, 09/08/24	1,000,000	989,740
4.687%, 06/09/25	2,000,000	1,973,905
General Motors Financial Co., Inc., 5.000%, 04/09/27	2,000,000	1,986,067
		4,949,712
Entertainment (0.2%)
Warnermedia Holdings, Inc., 5.141%, 03/15/52	1,400,000	1,162,634

Passenger Airlines (0.6%)
Air Canada Pass Through Trust, Series 2015-2, Class A, 4.125%, 06/15/29 (b) (c)	707,279	663,276
American Airlines Pass Through Trust, Series 2015-2, Class A, 4.000%, 03/22/29	621,014	582,607
British Airways Pass Through Trust, Series 2013-1, Class A, 4.625%, 12/20/25 (c)	116,052	115,776
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/28 (c)	2,000,000	1,956,516
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.300%, 02/15/27	132,080	129,563
Series 2018-1, Class AA, 3.500%, 09/01/31	893,475	819,000
		4,266,738
Retail (0.6%)
AutoZone, Inc., 3.250%, 04/15/25	1,000,000	977,105
Lowe's Cos., Inc., 5.625%, 04/15/53	2,250,000	2,273,855
Target Corp., 3.500%, 07/01/24 (d)	750,000	746,433
		3,997,393
Consumer, Non-cyclical (5.1%)
Agricultural Operations (0.4%)
Cargill, Inc.
3.125%, 05/25/51 (c)	1,000,000	696,610
4.375%, 04/22/52 (c)	2,150,000	1,883,128
		2,579,738
Beverages (0.4%)
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/38	1,000,000	929,692
Constellation Brands, Inc., 5.250%, 11/15/48	2,050,000	1,960,921
		2,890,613
Biotechnology (0.6%)
Amgen, Inc., 4.050%, 08/18/29	2,000,000	1,922,593
Bio-Rad Laboratories, Inc., 3.700%, 03/15/32	2,000,000	1,795,852
		3,718,445
Commercial Services (0.6%)
Ashtead Capital, Inc., 5.500%, 08/11/32 (c)	2,000,000	1,956,081

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Global Payments, Inc.
4.800%, 04/01/26	$750,000	$742,136
5.300%, 08/15/29	1,500,000	1,493,790
		4,192,007
Consumer Staples Distribution & Retail (0.3%)
Kroger Co.
4.450%, 02/01/47	1,000,000	862,825
5.150%, 08/01/43	1,100,000	1,033,748
		1,896,573
Food Products (0.4%)
General Mills, Inc., 3.000%, 02/01/51	1,002,000	658,763
Mars, Inc., 3.950%, 04/01/49 (c)	1,000,000	811,813
Tyson Foods, Inc., 5.150%, 08/15/44	1,000,000	917,319
		2,387,895
Health Care Equipment & Supplies (0.3%)
Abbott Laboratories
3.875%, 09/15/25	750,000	739,553
4.750%, 11/30/36	1,000,000	991,682
4.750%, 04/15/43	250,000	241,042
		1,972,277
Health Care Providers & Services (0.4%)
Aetna, Inc., 3.875%, 08/15/47	1,000,000	764,207
Elevance Health, Inc., 4.375%, 12/01/47	1,000,000	860,325
UnitedHealth Group, Inc., 3.750%, 07/15/25 (d)	1,000,000	983,256
		2,607,788
Household Products (0.2%)
Kimberly-Clark Corp., 3.900%, 05/04/47	1,000,000	824,222
SC Johnson & Son, Inc., 3.350%, 09/30/24 (c)	750,000	740,973
		1,565,195
Personal Care (0.1%)
Estee Lauder Cos., Inc., 4.150%, 03/15/47	1,000,000	841,502

Pharmaceuticals (1.4%)
AbbVie, Inc.
3.600%, 05/14/25	1,000,000	981,752
3.800%, 03/15/25	670,000	660,591
4.400%, 11/06/42	1,000,000	908,091
4.450%, 05/14/46	1,000,000	898,140
Becton Dickinson & Co., 4.298%, 08/22/32	2,000,000	1,900,699
Bristol-Myers Squibb Co., 3.875%, 08/15/25	229,000	224,900
Cardinal Health, Inc., 3.750%, 09/15/25	1,000,000	977,047
CVS Pass-Through Trust, 6.943%, 01/10/30	106,129	108,755
Mead Johnson Nutrition Co., 5.900%, 11/01/39	1,000,000	1,030,615
Novartis Capital Corp., 3.400%, 05/06/24 (d)	500,000	498,917
Takeda Pharmaceutical Co. Ltd., 5.000%, 11/26/28 (b)	1,000,000	1,002,406
		9,191,913
Energy (1.5%)
Oil & Gas (0.7%)
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc., 3.337%, 12/15/27	1,000,000	946,358
BP Capital Markets America, Inc., 4.234%, 11/06/28	1,000,000	978,000
Chevron USA, Inc., 3.900%, 11/15/24	1,000,000	990,946
Coterra Energy, Inc., 3.900%, 05/15/27	1,000,000	962,946
Phillips 66, 4.650%, 11/15/34	1,000,000	953,436
		4,831,686
Pipelines (0.8%)
Energy Transfer LP
4.250%, 04/01/24	1,000,000	1,000,000
4.900%, 03/15/35	1,000,000	946,222
Enterprise Products Operating LLC, Series J, 5.750%, 03/01/35	250,000	253,685
Kinder Morgan, Inc., 5.300%, 12/01/34	750,000	737,856
MPLX LP, 4.950%, 09/01/32	2,000,000	1,943,231
Williams Cos., Inc., 3.750%, 06/15/27	500,000	481,231
		5,362,225

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Financial (10.9%)
Banks (6.1%)
Associated Banc-Corp., 4.250%, 01/15/25	$750,000	$736,030
Bank of America Corp.
Series L, 3.950%, 04/21/25	1,000,000	984,043
Series L, 4.183%, 11/25/27	1,000,000	971,056
4.244%, 04/24/38 (3-Month USD TERM SOFR + 2.076%) (e)	1,000,000	899,703
4.948%, 07/22/28 (SOFRRATE + 2.040%) (e)	1,500,000	1,489,240
Bank of New York Mellon Corp.
3.442%, 02/07/28 (3-Month USD TERM SOFR + 1.331%) (e)	1,000,000	959,234
Series J, 4.967%, 04/26/34 (SOFRRATE + 1.606%) (e)	1,500,000	1,473,091
5.834%, 10/25/33 (SOFRINDX + 2.074%) (e)	1,000,000	1,044,942
Citigroup, Inc.
3.300%, 04/27/25	750,000	733,846
3.980%, 03/20/30 (3-Month USD TERM SOFR + 1.600%) (e)	1,000,000	942,216
4.650%, 07/23/48	1,250,000	1,132,877
4.750%, 05/18/46 (f)	1,200,000	1,067,072
Comerica Bank, 5.332%, 08/25/33 (SOFRINDX + 2.610%) (e)	2,000,000	1,820,296
Discover Bank, 4.250%, 03/13/26	500,000	486,775
Fifth Third Bancorp, 6.361%, 10/27/28 (SOFRINDX + 2.192%) (e)	1,000,000	1,023,735
Fifth Third Bank NA, 3.950%, 07/28/25	1,000,000	980,063
First Republic Bank
4.375%, 08/01/46 (g)	575,000	24,437
4.625%, 02/13/47 (g)	1,379,000	62,055
Goldman Sachs Group, Inc.
3.850%, 01/26/27	1,000,000	969,735
4.482%, 08/23/28 (SOFRRATE + 1.725%) (e)	2,000,000	1,956,047
5.150%, 05/22/45 (f)	1,000,000	968,311
JPMorgan Chase & Co.
3.125%, 01/23/25	1,000,000	981,912
3.328%, 04/22/52 (SOFRRATE + 1.580%) (e)	2,000,000	1,451,802
3.897%, 01/23/49 (3-Month USD TERM SOFR + 1.482%) (e)	1,000,000	815,698
KeyBank NA, 4.390%, 12/14/27	3,000,000	2,833,160
M&T Bank Corp., 4.553%, 08/16/28 (SOFRINDX + 1.780%) (e)	3,000,000	2,864,207
Morgan Stanley
2.802%, 01/25/52 (SOFRRATE + 1.430%) (e)	2,000,000	1,314,651
6.342%, 10/18/33 (SOFRRATE + 2.560%) (e)	1,000,000	1,072,159
PNC Bank NA, 4.050%, 07/26/28	1,000,000	952,540
Synchrony Bank, 5.400%, 08/22/25	1,000,000	991,226
Truist Financial Corp., 6.123%, 10/28/33 (SOFRRATE + 2.300%) (e)	2,000,000	2,067,148
U.S. Bancorp, 5.850%, 10/21/33 (SOFRRATE + 2.090%) (e)	1,000,000	1,020,475
Wells Fargo & Co.
3.068%, 04/30/41 (SOFRRATE + 2.530%) (e)	1,600,000	1,198,122
4.750%, 12/07/46 (f)	2,300,000	2,021,901
		40,309,805
Financial Services (2.1%)
American Express Co.
3.300%, 05/03/27	1,000,000	951,451
4.050%, 12/03/42	2,000,000	1,742,865
Capital One Financial Corp.
4.250%, 04/30/25	1,500,000	1,479,435
5.468%, 02/01/29 (SOFRRATE + 2.080%) (e)	1,500,000	1,494,799
CME Group, Inc., 3.000%, 03/15/25	1,000,000	979,636
Discover Financial Services
3.750%, 03/04/25	1,000,000	981,930
4.100%, 02/09/27	1,000,000	965,191
Eaton Vance Corp., 3.500%, 04/06/27	1,000,000	956,312
Intercontinental Exchange, Inc., 4.350%, 06/15/29	3,000,000	2,921,451
Jefferies Financial Group, Inc., 2.625%, 10/15/31	2,000,000	1,649,241
		14,122,311
Insurance (1.3%)
Allied World Assurance Co. Holdings Ltd., 4.350%, 10/29/25 (b)	1,290,000	1,258,767
American Financial Group, Inc., 4.500%, 06/15/47	1,000,000	833,263
Arch Capital Finance LLC, 4.011%, 12/15/26 (d)	1,000,000	969,540
Marsh & McLennan Cos., Inc., 4.350%, 01/30/47	1,000,000	856,211
Metropolitan Life Global Funding I, 1.550%, 01/07/31 (c)	3,000,000	2,392,431
Principal Life Global Funding II, 1.500%, 08/27/30 (c)	3,000,000	2,383,977
		8,694,189

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Real Estate Investment Trust — Health Care (0.7%)
DOC DR LLC, 4.300%, 03/15/27	$1,000,000	$977,189
Healthcare Realty Holdings LP
3.750%, 07/01/27	1,000,000	944,437
3.875%, 05/01/25	1,000,000	977,772
Welltower OP LLC, 4.125%, 03/15/29	1,500,000	1,434,519
		4,333,917
Real Estate Investment Trust — Office Property (0.1%)
Alexandria Real Estate Equities, Inc., 4.500%, 07/30/29	500,000	483,120

Real Estate Investment Trust — Shopping Centers (0.2%)
Kite Realty Group Trust, 4.000%, 03/15/25 (d)	1,000,000	981,548

Residential REITs (0.1%)
Essex Portfolio LP, 3.500%, 04/01/25	1,000,000	979,455

Specialized REITs (0.3%)
American Tower Corp., 3.375%, 10/15/26	1,000,000	955,410
Crown Castle, Inc., 4.750%, 05/15/47	1,000,000	857,982
Goodman U.S. Finance Four LLC, 4.500%, 10/15/37 (c)	500,000	426,202
		2,239,594
Industrials (3.3%)
Aerospace & Defense (0.5%)
General Dynamics Corp., 3.500%, 05/15/25	1,000,000	982,111
RTX Corp.
4.050%, 05/04/47	1,000,000	815,567
4.125%, 11/16/28	1,500,000	1,451,800
		3,249,478
Air Freight & Logistics (0.1%)
FedEx Corp., 4.400%, 01/15/47	1,000,000	837,879

Building Products (0.5%)
CRH America Finance, Inc., 4.400%, 05/09/47 (c)	1,000,000	854,700
Mohawk Industries, Inc., 3.625%, 05/15/30	2,000,000	1,846,673
Vulcan Materials Co., 4.500%, 06/15/47	1,000,000	870,233
		3,571,606
Containers & Packaging (0.3%)
Amcor Finance USA, Inc., 4.500%, 05/15/28	1,000,000	974,272
Sealed Air Corp., 6.875%, 07/15/33 (c)	1,000,000	1,042,795
		2,017,067
Electrical Equipment (0.6%)
Flex Ltd.
4.750%, 06/15/25 (b)	1,000,000	988,727
4.875%, 06/15/29 (b)	1,000,000	980,485
Jabil, Inc., 3.600%, 01/15/30	2,000,000	1,815,688
		3,784,900
Miscellaneous Manufacturing (0.2%)
Carlisle Cos., Inc., 3.750%, 12/01/27	1,000,000	953,585
Textron, Inc., 3.875%, 03/01/25	750,000	738,904
		1,692,489
Transport — Rail (0.4%)
Union Pacific Corp., 5.375%, 06/01/33	2,500,000	2,514,798

Transportation (0.1%)
Burlington Northern Santa Fe LLC, 3.750%, 04/01/24	350,000	350,000
Canadian Pacific Railway Co., 4.300%, 05/15/43 (b)	250,000	216,825
		566,825
Trucking & Leasing (0.3%)
GATX Corp.
3.250%, 03/30/25	1,000,000	975,760
4.550%, 11/07/28	1,000,000	977,116
		1,952,876
Machinery (0.3%)
Caterpillar, Inc., 3.250%, 04/09/50	2,300,000	1,711,944

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Information Technology (1.9%)
Computers (0.7%)
Apple, Inc., 4.375%, 05/13/45 (d)	$1,000,000	$924,433
Dell International LLC/EMC Corp., 6.200%, 07/15/30	2,000,000	2,106,214
Leidos, Inc., 4.375%, 05/15/30	2,000,000	1,896,436
		4,927,083
Semiconductor Equipment (0.7%)
Broadcom, Inc., 3.419%, 04/15/33 (c)	2,000,000	1,730,702
Micron Technology, Inc., 2.703%, 04/15/32	2,000,000	1,671,081
QUALCOMM, Inc., 4.650%, 05/20/35	1,000,000	991,520
		4,393,303
Software (0.5%)
Fiserv, Inc., 3.850%, 06/01/25	1,000,000	981,197
Oracle Corp., 3.800%, 11/15/37	1,000,000	839,703
VMware LLC, 1.400%, 08/15/26	1,800,000	1,644,454
		3,465,354
Utilities (3.2%)
Electric Utilities (2.5%)
Alabama Power Co., 3.125%, 07/15/51	2,000,000	1,382,453
Ameren Illinois Co., 3.700%, 12/01/47	1,000,000	780,980
Arizona Public Service Co., 4.350%, 11/15/45	1,000,000	834,722
CenterPoint Energy Houston Electric LLC, Series AJ, 4.850%, 10/01/52	3,150,000	2,933,956
Duke Energy Corp., 4.500%, 08/15/32	1,000,000	948,859
Duke Energy Florida LLC, 5.950%, 11/15/52	1,000,000	1,062,953
Duke Energy Progress LLC, 3.600%, 09/15/47	1,000,000	747,029
Entergy Texas, Inc., 3.450%, 12/01/27	3,000,000	2,821,097
Northern States Power Co., 3.750%, 12/01/47	1,000,000	738,189
Oglethorpe Power Corp., 4.250%, 04/01/46	800,000	623,842
Oklahoma Gas & Electric Co., 4.150%, 04/01/47	1,000,000	812,296
Wisconsin Power & Light Co., 3.950%, 09/01/32	3,000,000	2,784,659
		16,471,035
Gas Utilities (0.5%)
Atmos Energy Corp., 4.125%, 03/15/49	750,000	625,691
National Fuel Gas Co.
4.750%, 09/01/28	1,000,000	972,863
5.200%, 07/15/25	1,000,000	994,829
Washington Gas Light Co., Series K, 3.796%, 09/15/46	1,000,000	755,251
		3,348,634
Water Utilities (0.2%)
American Water Capital Corp., 3.750%, 09/01/47	1,000,000	790,582
Aquarion Co., 4.000%, 08/15/24 (c)	500,000	495,451
		1,286,033
Total corporate obligations (cost: $219,711,240)		209,772,959
Total long-term debt securities (cost: $252,725,565)		241,697,577

	Shares
Mutual Funds (58.1%)
Investment Companies (58.1%)
iShares Core S&P 500 ETF (h)	57,440	30,197,931
SFT Index 500 Fund Class 1 (h) (i) (j)	14,224,618	326,874,125
SPDR S&P 500 ETF Trust (d) (h)	36,170	18,919,442
Vanguard S&P 500 ETF (h)	20,175	9,698,122
Total mutual funds (cost: $145,919,026)		385,689,620

Short-Term Securities (3.8%)
Investment Companies (3.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.260%	25,512,755	25,512,755
Total short-term securities (cost: $25,512,755)		25,512,755
Total investments excluding purchased options (98.4%) (cost: $424,157,346)		652,899,952
Total purchased options outstanding (0.0%) (cost: $168,306)		163,840

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Total investments in securities (cost: $424,325,652)	653,063,792
Cash and other assets in excess of liabilities (1.6%)	10,905,779
Total net assets (100.0%)	$663,969,571

Investments in Securities Legend

(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Foreign security: The Fund held 1.5% of net assets in foreign securities at March 31, 2024.
(c)	Security sold within terms of a private placement memorandum exempt from registration pursuant to rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program.
(d)	Fully or partially pledged as initial margin deposits on open futures contracts.
(e)	Variable rate security.
(f)	Pursuant to the Fund’s Liquidity Risk Management Program, this security has been determined to be illiquid by the Fund’s Liquidity Risk Management Program Administrator.
(g)	In FDIC receivership.
(h)	Reports and other information about these investment companies are available in the EDGAR database on the SEC's website at www.sec.gov.
(i)	Affiliated security.
(j)	Non-income producing security.

Holdings of Open Futures Contracts
On March 31, 2024, securities with an aggregate market value of $22,137,663 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	June 2024	507	Long	$133,995,832	$134,570,475	$574,643

Put Option Purchased:

The Fund had the following put options purchased open at March 31, 2024:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$4,990	May 2024	128	$12,800	$163,840

Put Option Written:

The Fund had the following put options written open at March 31, 2024:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$4,500	May 2024	128	$12,800	$(38,400)

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities

March 31, 2024

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (111.5%)
Government Obligations (73.0%)
Other Government Obligations (0.7%)
Provincial or Local Government Obligations (0.7%)
Douglas County Public Utility District No. 1 Wells Hydroelectric Project Revenue, Series A, 5.450%, 09/01/40	$1,185,000	$1,241,154
Municipal Electric Authority of Georgia, 6.655%, 04/01/57	685,000	789,657
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.508%, 08/01/37	620,000	631,961
Ohio Water Development Authority, Series A2, 4.817%, 12/01/30	250,000	248,926
Texas A&M University, Series D, 4.000%, 05/15/31	325,000	314,467
		3,226,165
U.S. Government Agencies and Obligations (72.3%)
Export-Import Bank of the United States (0.0%)
Export-Import Bank of the U.S., 2.578%, 12/10/25	18,332	17,817

Federal Home Loan Bank (1.1%)
Federal Home Loan Banks, 5.300%, 05/22/24	4,870,000	4,861,206

Federal Home Loan Mortgage Corporation (7.7%)
2.000%, 07/01/41	1,566,589	1,320,576
2.000%, 11/01/51	4,894,205	3,886,856
2.000%, 12/01/51	3,618,894	2,874,198
2.000%, 03/01/52	2,746,127	2,178,026
2.500%, 04/01/28	37,502	35,888
2.500%, 01/01/52	1,773,613	1,471,397
2.500%, 03/01/52	7,460,666	6,195,037
3.000%, 08/01/42	253,721	228,099
3.000%, 12/01/42	93,968	84,381
3.000%, 01/01/43	132,119	118,091
3.000%, 02/01/43	316,515	283,566
3.000%, 04/01/43	461,741	412,713
3.000%, 10/25/46	42,227	36,500
3.000%, 02/01/52	3,251,562	2,823,168
3.500%, 10/01/25	15,971	15,712
3.500%, 05/01/32	63,657	60,900
3.500%, 03/01/42	328,439	302,837
3.500%, 08/01/42	280,413	258,614
3.500%, 05/25/45	172,394	150,464
4.000%, 09/01/40	271,818	257,869
4.000%, 11/01/40	508,107	484,126
4.000%, 02/01/41	116,590	110,634
4.000%, 03/01/41	120,076	114,455
4.000%, 08/01/52	5,077,028	4,713,750
4.000%, 11/01/52	3,548,820	3,294,905
4.500%, 09/01/40	33,559	32,942
4.500%, 01/01/41	188,239	184,775
4.500%, 02/01/41	112,901	110,823
4.500%, 03/01/41	228,214	224,013
4.500%, 04/01/41	212,545	207,992
5.000%, 05/01/29	8,238	8,165
5.000%, 04/01/35	36,298	36,517
5.000%, 08/01/35	19,804	19,924
5.000%, 11/01/35	37,078	37,303
5.000%, 11/01/39	208,427	208,279
5.000%, 04/01/40	63,067	62,983
5.000%, 08/01/40	43,707	43,649
5.500%, 05/01/34	284,979	289,447
5.500%, 10/01/34	64,168	65,543
5.500%, 07/01/35	111,048	113,432
5.500%, 10/01/35	121,654	124,265
5.500%, 12/01/38	51,398	52,504
6.000%, 11/01/33	124,908	129,153
6.385%, 10/25/29 (30 day USD SOFR Average + 1.064%) (b)	272,754	271,663
6.500%, 09/01/32	13,486	14,217
6.500%, 11/01/32	10,831	11,258
6.500%, 06/01/36	74,059	77,937
7.000%, 12/01/37	22,093	22,785
		34,062,331

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Federal National Mortgage Association (25.7%)
2.000%, 04/01/51	$2,761,589	$2,202,360
2.000%, 11/01/51	9,585,344	7,611,838
2.000%, 04/11/54, TBA (c)	6,100,000	4,831,860
2.500%, 03/01/27	47,833	46,109
2.500%, 11/01/27	93,044	89,324
2.500%, 03/01/28	69,090	66,205
2.500%, 07/01/28	94,455	90,169
2.500%, 12/01/51	2,431,368	2,032,124
2.500%, 03/01/52	2,562,826	2,123,639
2.500%, 04/01/52	4,296,079	3,569,775
2.500%, 04/11/54, TBA (c)	16,625,000	13,757,883
3.000%, 11/01/27	40,515	39,153
3.000%, 09/01/42	64,929	58,305
3.000%, 01/01/46	49,727	43,863
3.000%, 04/01/52	5,573,291	4,806,178
3.000%, 06/01/52	460,968	397,561
3.000%, 04/11/54, TBA (c)	17,900,000	15,416,448
3.500%, 11/01/25	20,756	20,314
3.500%, 01/01/26	27,148	26,512
3.500%, 12/01/32	62,684	59,852
3.500%, 11/01/40	231,922	214,206
3.500%, 01/01/41	245,914	227,180
3.500%, 02/01/41	294,464	272,008
3.500%, 04/01/41	156,378	144,351
3.500%, 11/01/41	866,320	802,161
3.500%, 12/01/41	173,801	160,289
3.500%, 05/01/42	90,116	83,136
3.500%, 01/01/43	202,693	186,172
3.500%, 02/01/43	243,235	224,373
3.500%, 05/01/43	791,507	722,277
3.500%, 04/11/54, TBA (c)	4,850,000	4,345,109
4.000%, 12/01/40	33,611	31,734
4.000%, 04/01/41	485,424	462,731
4.000%, 09/01/41	132,187	125,373
4.000%, 11/01/41	82,419	78,169
4.000%, 06/01/42	235,524	223,386
4.000%, 09/01/43	147,806	140,182
4.000%, 04/11/54, TBA (c)	15,325,000	14,205,725
4.500%, 04/01/25	2,150	2,129
4.500%, 05/25/34	537,000	519,993
4.500%, 05/01/35	74,654	73,008
4.500%, 07/01/35	176,369	171,849
4.500%, 09/01/37	64,488	63,107
4.500%, 06/01/39	76,340	74,286
4.500%, 04/01/41	592,933	582,207
4.500%, 07/01/41	422,065	414,302
4.500%, 07/01/47	172,261	169,248
4.500%, 08/01/52	5,671,512	5,405,647
4.500%, 04/01/53	935,506	891,830
4.500%, 04/11/54, TBA (c)	9,250,000	8,816,402
5.000%, 11/01/33	80,335	80,819
5.000%, 03/01/34	56,070	56,369
5.000%, 05/01/34	12,725	12,759
5.000%, 12/01/34	73,195	73,636
5.000%, 07/01/35	68,004	68,415
5.000%, 08/01/35	30,636	30,822
5.000%, 03/01/38	25,320	25,473
5.000%, 04/01/38	57,747	58,098
5.000%, 06/01/39	51,866	51,905
5.000%, 12/01/39	179,942	180,078
5.000%, 06/01/40	22,838	22,807
5.000%, 04/01/41	188,515	188,265
5.000%, 04/11/54, TBA (c)	7,800,000	7,616,508
5.500%, 04/01/33	278,172	284,130
5.500%, 05/01/33	3,804	3,885
5.500%, 12/01/33	28,218	28,823

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

5.500%, 01/01/34	$54,565	$55,735
5.500%, 02/01/34	46,014	47,002
5.500%, 03/01/34	84,050	85,795
5.500%, 04/01/34	49,201	50,256
5.500%, 05/01/34	1,358	1,365
5.500%, 09/01/34	72,614	74,172
5.500%, 10/01/34	21,462	21,922
5.500%, 01/01/35	32,909	33,616
5.500%, 02/01/35	85,416	86,990
5.500%, 04/01/35	75,389	77,007
5.500%, 06/01/35	3,412	3,450
5.500%, 08/01/35	54,745	55,918
5.500%, 10/01/35	118,021	120,549
5.500%, 11/01/35	25,435	25,981
5.500%, 09/01/36	50,263	51,342
5.500%, 12/01/39	29,778	30,418
5.500%, 04/11/54 , TBA (c)	4,350,000	4,331,436
6.000%, 09/01/32	6,179	6,385
6.000%, 10/01/32	168,631	174,177
6.000%, 11/01/32	219,663	226,867
6.000%, 03/01/33	143,977	149,233
6.000%, 12/01/33	57,172	58,473
6.000%, 08/01/34	10,031	10,190
6.000%, 09/01/34	10,757	11,149
6.000%, 11/01/34	5,550	5,662
6.000%, 12/01/34	44,613	46,222
6.000%, 11/01/36	5,915	6,132
6.000%, 01/01/37	70,438	73,006
6.000%, 08/01/37	35,093	36,376
6.000%, 10/01/38	56,427	58,541
6.500%, 12/01/31	16,843	17,579
6.500%, 02/01/32	93,146	97,014
6.500%, 04/01/32	51,063	52,776
6.500%, 05/01/32	14,350	14,825
6.500%, 07/01/32	75,402	78,631
6.500%, 08/01/32	47,428	49,345
6.500%, 09/01/32	30,474	31,653
6.500%, 10/01/32	36,062	37,537
6.500%, 09/01/34	2,299	2,352
6.500%, 11/01/34	2,592	2,711
6.500%, 03/01/35	31,907	32,867
6.500%, 09/01/37	54,904	57,539
6.500%, 11/01/37	18,599	19,683
7.000%, 07/01/31	25,537	26,336
7.000%, 09/01/31	77,776	80,210
7.000%, 11/01/31	54,301	56,000
7.000%, 02/01/32	29,622	30,549
7.000%, 03/01/32	4,553	4,695
7.000%, 07/01/32	18,476	19,053
7.500%, 04/01/31	24,455	24,460
7.500%, 05/01/31	6,839	6,789
9.885%, 01/25/29 (30 day USD SOFR Average + 4.564%) (b)	540,033	563,325
		113,226,130
Government National Mortgage Association (3.8%)
0.000%, 06/17/45 (b) (d)	110,139	—
1.000%, 12/20/42	35,430	29,069
3.000%, 03/15/45	388,393	345,529
3.000%, 04/15/45	806,870	717,752
3.000%, 05/15/45	37,992	33,819
3.250%, 04/20/33	72,294	67,976
3.250%, 03/20/35	632,815	590,951
3.250%, 11/20/35	334,768	313,440
3.250%, 01/20/36	589,881	549,407
3.500%, 11/15/40	45,335	42,429
3.500%, 04/20/46	230,549	211,581
3.750%, 03/20/46	567,878	529,644
4.000%, 07/20/31	166,062	161,597
4.000%, 04/20/39	136,049	129,118

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

4.000%, 12/20/40	$336,047	$320,961
4.000%, 01/15/41	17,311	16,589
4.000%, 02/15/41	148,426	141,397
4.000%, 10/15/41	91,698	87,354
4.000%, 12/20/44	41,020	39,392
4.500%, 06/15/40	100,040	98,262
4.500%, 04/18/54, TBA (c)	3,350,000	3,221,572
5.000%, 05/15/33	24,615	24,338
5.000%, 12/15/39	38,371	38,740
5.000%, 01/15/40	319,952	322,708
5.000%, 07/15/40	75,126	74,679
5.000%, 04/18/54, TBA (c)	5,100,000	5,015,899
5.500%, 07/15/38	88,986	91,143
5.500%, 10/15/38	112,876	115,334
5.500%, 05/15/54, TBA (c)	3,325,000	3,322,460
		16,653,140
U.S. Treasury (34.0%)
U.S. Treasury Bond
4.250%, 02/15/54	16,155,000	15,917,723
4.500%, 02/15/44	27,830,000	28,021,331
U.S. Treasury Note
4.000%, 02/15/34	24,440,000	24,058,125
4.125%, 03/31/29	37,570,000	37,432,048
4.250%, 03/15/27	21,285,000	21,195,204
4.250%, 02/28/29	20,718,000	20,756,846
4.500%, 03/31/26	2,410,000	2,404,540
		149,785,817
Vendee Mortgage Trust (0.0%)
Vendee Mortgage Trust, Series 1995-1, Class 2, 7.793%, 02/15/25	445	444
Total government obligations (cost: $328,204,435)		321,833,050

Asset-Backed Securities (6.7%)
AGL CLO 12 Ltd., Series 2021-12A, Class B, 7.179%, 07/20/34 (3-Month USD TERM SOFR + 1.862%) (b) (e)	875,000	871,726
Allegro CLO VIII Ltd., Series 2018-2A, Class A, 6.676%, 07/15/31 (3-Month USD TERM SOFR + 1.362%) (b) (e)	1,031,165	1,031,530
Apidos CLO XXV Ltd., Series 2016-25A, Class A1R2, 6.458%, 10/20/31 (3-Month USD TERM SOFR + 1.150%) (b) (e)	1,150,000	1,150,000
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE1, Class M1, 6.419%, 02/25/34 (1-Month USD TERM SOFR + 1.089%) (b)	342,155	335,149
BlueMountain CLO Ltd., Series 2018-3A, Class BR, 7.175%, 10/25/30 (3-Month USD TERM SOFR + 1.850%) (b) (e)	1,200,000	1,198,787
Chase Funding Trust
Series 2002-3, Class 2A1, 6.084%, 08/25/32 (1-Month USD TERM SOFR + 0.754%) (b)	88,293	85,410
Series 2003-2, Class 2A2, 6.004%, 02/25/33 (1-Month USD TERM SOFR + 0.674%) (b)	95,341	93,189
CIFC Funding Ltd., Series 2022-3A, Class A, 6.728%, 04/21/35 (3-Month USD TERM SOFR + 1.410%) (b) (e)	1,250,000	1,250,112
Commonbond Student Loan Trust
Series 2017-AGS, Class C, 5.280%, 05/25/41 (e)	18,377	17,036
Series 2018-AGS, Class A1, 3.210%, 02/25/44 (e)	507,815	471,934
Series 2018-AGS, Class A2, 5.944%, 02/25/44 (1-Month USD TERM SOFR + 0.614%) (b) (e)	102,875	101,033
Series 2019-AGS, Class A1, 2.540%, 01/25/47 (e)	1,069,954	951,767
Series 2021-AGS, Class A, 1.200%, 03/25/52 (e)	449,923	373,496
Eaton Vance CLO Ltd., Series 2019-1A, Class AR, 6.676%, 04/15/31 (3-Month USD TERM SOFR + 1.362%) (b) (e)	1,000,000	1,000,777
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.730%, 07/15/26	623,352	618,711
FRTKL Group, Inc., Series 2021-SFR1, Class G, 4.105%, 09/17/38 (e)	1,250,000	1,109,493
Home Partners of America Trust, Series 2021-1, Class A, 1.698%, 09/17/41 (e)	1,587,884	1,320,046
HPS Loan Management Ltd.
Series 13A-18, Class A2, 7.026%, 10/15/30 (3-Month USD TERM SOFR + 1.712%) (b) (e)	1,000,000	995,621
Series 2021-16A, Class A1, 6.717%, 01/23/35 (3-Month USD TERM SOFR + 1.402%) (b) (e)	1,150,000	1,151,009
Morgan Stanley Dean Witter Capital I, Inc., Series 2002-NC3, Class A2, 6.004%, 08/25/32 (1-Month USD TERM SOFR + 0.674%) (b)	83,536	82,479
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A, 1.310%, 01/15/69 (e)	573,013	528,980
Series 2021-BA, Class A, 0.940%, 07/15/69 (e)	1,292,053	1,129,716
Series 2021-CA, Class A, 1.060%, 10/15/69 (e)	657,446	577,934
Series 2021-FA, Class A, 1.110%, 02/18/70 (e)	1,238,150	1,057,658
Series 2022-A, Class A, 2.230%, 07/15/70 (e)	1,391,996	1,228,979
Octagon 67 Ltd., Series 2023-1A, Class A1, 7.125%, 04/25/36 (3-Month USD TERM SOFR + 1.800%) (b) (e)	1,100,000	1,101,931
Octagon Investment Partners 46 Ltd., Series 2020-2A, Class BR, 8.560%, 06/02/28 (3-Month USD TERM SOFR + 1.003%) (b) (e)	1,125,000	1,125,011
Park Avenue Institutional Advisers CLO Ltd., Series 2021-1A, Class A1A, 6.969%, 01/20/34 (3-Month USD TERM SOFR + 1.652%) (b) (e)	675,000	675,169

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Progress Residential Trust
Series 2021-SFR7, Class D, 2.341%, 08/17/40 (e)	$1,525,000	$1,309,122
Series 2021-SFR8, Class F, 3.181%, 10/17/38 (e)	2,000,000	1,790,176
Rockford Tower CLO Ltd., Series 2021-2A, Class B, 7.329%, 07/20/34 (3-Month USD TERM SOFR + 2.012%) (b) (e)	450,000	449,775
Santander Bank Auto Credit-Linked Notes, Series 2021-1A, Class B, 1.833%, 12/15/31 (e)	236,942	233,538
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class D, 1.570%, 01/15/27 (e)	1,500,000	1,414,787
Saxon Asset Securities Trust, Series 2004-1, Class A, 2.399%, 03/25/35 (1-Month USD TERM SOFR + 0.654%) (b)	193,057	163,429
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.140%, 02/15/47 (e)	1,692,192	1,439,424
Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.832%, 11/17/39 (e)	975,000	857,486
Total asset-backed securities (cost: $30,795,801)		29,292,420

Other Mortgage-Backed Securities (11.8%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (7.9%)
Agate Bay Mortgage Trust, Series 2015-1, Class B2, 3.654%, 01/25/45 (b) (e)	60,918	57,776
Bear Stearns Mortgage Securities, Inc., Series 1996-6, Class B2, 8.000%, 11/25/29	17,969	11,219
CIM Trust, Series 2023-R3, Class A1A, 4.500%, 01/25/63 (b) (e)	1,629,594	1,483,711
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1, 3.000%, 09/25/64 (b) (e)	96,852	93,290
Series 2021-INV1, Class A7A, 2.500%, 05/25/51 (b) (e)	1,765,796	1,537,674
CSMC Trust
Series 2013-6, Class B4, 3.326%, 08/25/43 (b) (e)	774,895	689,538
Series 2017-HL1, Class A12, 3.500%, 06/25/47 (b) (e)	833,948	732,413
Series 2020-RPL3, Class A1, 4.081%, 03/25/60 (b) (e)	1,859,933	1,851,946
Series 2020-RPL6, Class A1, 3.402%, 03/25/59 (b) (e)	1,929,265	1,914,755
FARM Mortgage Trust, Series 2021-1, Class A, 2.180%, 01/25/51 (b) (e)	1,480,312	1,185,429
Flagstar Mortgage Trust
Series 2021-5INV, Class A5, 2.500%, 07/25/51 (b) (e)	2,228,122	1,946,589
Series 2021-6INV, Class A6, 2.500%, 08/25/51 (b) (e)	1,990,273	1,731,882
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class B4, 5.890%, 07/25/44 (b) (e)	2,110,021	2,019,784
JP Morgan Mortgage Trust
Series 2014-2, Class B1, 3.411%, 06/25/29 (b) (e)	85,169	77,757
Series 2016-3, Class B3, 3.289%, 10/25/46 (b) (e)	172,145	157,980
Series 2017-2, Class B4, 3.649%, 05/25/47 (b) (e)	2,673,427	2,298,865
Series 2021-13, Class A4, 2.500%, 04/25/52 (b) (e)	3,509,605	3,052,816
Series 2021-4, Class A5, 2.500%, 08/25/51 (b) (e)	2,400,000	1,528,873
JP Morgan Trust, Series 2015-6, Class B4, 3.512%, 10/25/45 (b) (e)	1,375,000	935,464
Luminent Mortgage Trust, Series 2005-1, Class A1, 5.964%, 11/25/35 (1-Month USD TERM SOFR + 0.634%) (b)	1,419,005	1,327,861
MRFC Mortgage Pass-Through Trust, Series 1998-2, Class B1, 6.750%, 06/25/28	2,011	1,945
Seasoned Credit Risk Transfer Trust
Series 2017-2, Class M1, 4.000%, 08/25/56 (b) (e)	633,341	622,715
Series 2017-3, Class M1, 4.000%, 07/25/56 (b)	521,837	517,206
Series 2021-3, Class TT, 2.000%, 03/25/61	1,078,336	937,006
Sequoia Mortgage Trust
Series 2013-8, Class B4, 3.480%, 06/25/43 (b)	441,116	332,005
Series 2015-1, Class B2, 3.930%, 01/25/45 (b) (e)	105,530	99,728
Series 2015-3, Class B1, 3.726%, 07/25/45 (b) (e)	176,436	168,579
Series 2015-4, Class B2, 3.124%, 11/25/30 (b) (e)	29,810	27,768
Series 2017-1, Class B3, 3.606%, 02/25/47 (b) (e)	946,478	751,730
Shellpoint Co-Originator Trust, Series 2017-1, Class B4, 3.590%, 04/25/47 (b) (e)	1,255,186	920,922
Starwood Mortgage Residential Trust
Series 2021-3, Class A1, 1.127%, 06/25/56 (b) (e)	839,648	681,365
Series 2021-6, Class A1, 1.920%, 11/25/66 (b) (e)	1,322,724	1,105,389
Structured Asset Mortgage Investments, Inc.
Series 1998-2, Class B, 6.750%, 05/02/30 (b)	5,600	47
Series 1998-2, Class C, 6.750%, 05/02/30 (b)	3,624	194
Towd Point Mortgage Trust
Series 2015-2, Class 2M2, 4.780%, 11/25/57 (b) (e)	476,818	473,896
Series 2015-4, Class M2, 3.750%, 04/25/55 (b) (e)	1,125,797	1,110,039
Series 2018-4, Class A1, 3.000%, 06/25/58 (b) (e)	1,600,367	1,480,130
WinWater Mortgage Loan Trust, Series 2015-4, Class B3, 3.670%, 06/20/45 (b) (e)	1,284,239	1,155,633
		35,021,919
Commercial Mortgage-Backed Securities (3.9%)
BAMLL Commercial Mortgage Securities Trust, Series 2014-520M, Class A, 4.185%, 08/15/46 (b) (e)	1,350,000	1,117,130
BB-UBS Trust
Series 2012-SHOW, Class C, 4.026%, 11/05/36 (b) (e)	500,000	459,791
Series 2012-SHOW, Class D, 4.026%, 11/05/36 (b) (e)	500,000	454,790
BCAP LLC Trust, Series 2015-RR2, Class 25A3, 3.941%, 10/28/36 (b) (e)	326,372	324,431
BX Trust, Series 2022-PSB, Class D, 10.018%, 08/15/39 (1-Month USD TERM SOFR + 4.693%) (b) (e)	723,147	727,441
Citigroup Commercial Mortgage Trust, Series 2018-TBR, Class A, 6.521%, 12/15/36 (1-Month USD TERM SOFR + 1.194%) (b) (e)	4,000,000	3,975,000

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5, 3.723%, 03/15/50	$1,000,000	$950,701
UBS Commercial Mortgage Trust
Series 2017-C1, Class AS, 3.724%, 06/15/50	2,750,000	2,559,329
Series 2017-C6, Class A5, 3.580%, 12/15/50	3,500,000	3,247,445
Series 2017-C7, Class AS, 4.061%, 12/15/50 (b)	1,505,000	1,391,297
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A4, 3.637%, 06/15/48	1,905,000	1,856,733
		17,064,088
Total other mortgage-backed securities (cost: $58,317,004)		52,086,007

Corporate Obligations (17.9%)
Basic Materials (0.3%)
Chemicals (0.3%)
International Flavors & Fragrances, Inc.
2.300%, 11/01/30 (e)	1,340,000	1,113,585
3.468%, 12/01/50 (e)	100,000	66,769
4.375%, 06/01/47	135,000	104,100
5.000%, 09/26/48	50,000	42,621
		1,327,075
Communications (1.3%)
Interactive Media & Services (0.0%)
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
4.750%, 04/30/27 (e)	42,000	42,949
6.000%, 02/15/28 (e)	65,000	66,911
		109,860
Media (0.9%)
Cable One, Inc., 4.000%, 11/15/30 (e)	162,000	126,422
Charter Communications Operating LLC/Charter Communications Operating Capital
2.800%, 04/01/31	1,130,000	924,993
3.700%, 04/01/51	685,000	424,013
4.800%, 03/01/50	1,000,000	739,526
CSC Holdings LLC
5.375%, 02/01/28 (e)	200,000	172,367
5.750%, 01/15/30 (e)	100,000	52,941
6.500%, 02/01/29 (e)	594,000	503,687
7.500%, 04/01/28 (e)	50,000	33,715
11.750%, 01/31/29 (e)	18,000	18,025
Time Warner Cable LLC, 5.500%, 09/01/41	535,000	446,142
VZ Secured Financing BV, 5.000%, 01/15/32 (e) (f)	535,000	459,284
		3,901,115
Telecommunication (0.3%)
CommScope, Inc., 4.750%, 09/01/29 (e)	244,000	174,460
Crown Castle Towers LLC, 4.241%, 07/15/48 (e)	625,000	595,950
Frontier Communications Holdings LLC, 8.625%, 03/15/31 (e)	312,000	318,636
Intelsat Jackson Holdings SA, 6.500%, 03/15/30 (e) (f)	146,000	135,807
Zayo Group Holdings, Inc., 4.000%, 03/01/27 (e)	161,000	132,492
		1,357,345
Wireless Telecommunication Services (0.1%)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.152%, 09/20/29 (e)	400,000	399,184

Consumer Cyclical (0.7%)
Entertainment (0.5%)
Warnermedia Holdings, Inc.
5.050%, 03/15/42	1,000,000	859,672
5.141%, 03/15/52	1,500,000	1,245,679
		2,105,351
Passenger Airlines (0.1%)
JetBlue Pass Through Trust, Series 2020-1, Class A, 4.000%, 05/15/34	691,173	640,828

Retail (0.1%)
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 04/01/29 (e)	80,000	76,351
Michaels Cos., Inc., 7.875%, 05/01/29 (e)	341,000	255,795
Raising Cane's Restaurants LLC, 9.375%, 05/01/29 (e)	35,000	37,816
		369,962

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Consumer, Non-cyclical (2.8%)
Agricultural Products (0.5%)
BAT Capital Corp., 4.540%, 08/15/47	$700,000	$539,873
Imperial Brands Finance PLC
3.875%, 07/26/29 (e) (f)	30,000	28,166
6.125%, 07/27/27 (e) (f)	470,000	479,699
Reynolds American, Inc., 5.850%, 08/15/45	1,000,000	928,580
		1,976,318
Beverages (0.0%)
Triton Water Holdings, Inc., 6.250%, 04/01/29 (e)	30,000	27,324

Biotechnology (0.0%)
Amgen, Inc., 5.650%, 03/02/53	110,000	112,310

Commercial Services (0.1%)
Adtalem Global Education, Inc., 5.500%, 03/01/28 (e)	225,000	215,398
WASH Multifamily Acquisition, Inc., 5.750%, 04/15/26 (e)	31,000	30,298
		245,696
Food Products (0.6%)
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL, 6.750%, 03/15/34 (e) (f)	580,000	610,376
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.750%, 04/01/33 (f)	309,000	304,511
Pilgrim's Pride Corp.
3.500%, 03/01/32	1,320,000	1,121,274
6.250%, 07/01/33	60,000	61,321
6.875%, 05/15/34	460,000	489,902
		2,587,384
Health Care Providers & Services (0.9%)
Centene Corp., 3.000%, 10/15/30	757,000	648,772
CommonSpirit Health, 4.350%, 11/01/42	405,000	353,702
IQVIA, Inc., 5.700%, 05/15/28	825,000	836,442
Kedrion SpA, 6.500%, 09/01/29 (e) (f)	305,000	277,245
ModivCare Escrow Issuer, Inc., 5.000%, 10/01/29 (e)	355,000	257,574
ModivCare, Inc., 5.875%, 11/15/25 (e)	40,000	38,954
New York & Presbyterian Hospital, 2.256%, 08/01/40	1,175,000	804,449
Sinai Health System, 3.034%, 01/20/36	1,045,000	954,025
		4,171,163
Household Products (0.0%)
Spectrum Brands, Inc., 5.500%, 07/15/30 (e)	132,000	129,156

Pharmaceuticals (0.7%)
1375209 BC Ltd., 9.000%, 01/30/28 (e) (f)	290,000	284,218
Bayer U.S. Finance II LLC
4.375%, 12/15/28 (e)	1,500,000	1,412,380
4.400%, 07/15/44 (e)	1,000,000	766,391
Bayer U.S. Finance LLC, 6.500%, 11/21/33 (e)	200,000	203,712
Grifols SA, 4.750%, 10/15/28 (e) (f)	371,000	306,984
		2,973,685
Energy (1.3%)
Oil & Gas (0.1%)
Ecopetrol SA, 8.875%, 01/13/33 (f)	40,000	42,288
KazMunayGas National Co. JSC, 5.375%, 04/24/30 (f)	500,000	490,022
		532,310
Pipelines (1.2%)
Energy Transfer LP, 6.850%, 02/15/40	1,850,000	1,915,616
Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/34 (e) (f)	424,720	365,253
NGPL PipeCo LLC, 3.250%, 07/15/31 (e)	1,000,000	854,839
Rockies Express Pipeline LLC, 4.950%, 07/15/29 (e)	161,000	150,467
Tennessee Gas Pipeline Co. LLC, 8.375%, 06/15/32	1,500,000	1,716,353
TransMontaigne Partners LP/TLP Finance Corp., 6.125%, 02/15/26	156,000	147,810
Venture Global Calcasieu Pass LLC, 6.250%, 01/15/30 (e)	60,000	60,363
Venture Global LNG, Inc., 9.500%, 02/01/29 (e)	208,000	224,072
		5,434,773
Financial (8.9%)
Banks (5.8%)
Bank of America Corp.
1.922%, 10/24/31 (SOFRRATE + 1.370%) (b)	710,000	578,851

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

2.572%, 10/20/32 (SOFRRATE + 1.210%) (b)	$55,000	$45,680
2.592%, 04/29/31 (SOFRRATE + 2.150%) (b)	590,000	509,007
2.884%, 10/22/30 (3-Month USD TERM SOFR + 1.452%) (b)	2,410,000	2,143,399
Citigroup, Inc.
1.281%, 11/03/25 (SOFRRATE + 0.528%) (b)	2,625,000	2,553,561
2.520%, 11/03/32 (SOFRRATE + 1.177%) (b)	750,000	615,349
Goldman Sachs Group, Inc.
1.431%, 03/09/27 (SOFRRATE + 0.798%) (b)	300,000	277,918
2.383%, 07/21/32 (SOFRRATE + 1.248%) (b)	600,000	492,320
HSBC Holdings PLC
2.013%, 09/22/28 (SOFRRATE + 1.732%) (b) (f)	900,000	805,093
2.357%, 08/18/31 (SOFRRATE + 1.947%) (b) (f)	1,155,000	963,189
JPMorgan Chase & Co.
0.969%, 06/23/25 (3-Month USD TERM SOFR + 0.580%) (b)	1,000,000	988,414
1.040%, 02/04/27 (3-Month USD TERM SOFR + 0.695%) (b)	2,500,000	2,314,201
1.470%, 09/22/27 (SOFRRATE + 0.765%) (b)	910,000	830,133
2.580%, 04/22/32 (3-Month USD TERM SOFR + 1.250%) (b)	645,000	544,936
Lloyds Banking Group PLC, 1.627%, 05/11/27 (1 year CMT + 0.850%) (b) (f)	255,000	234,842
Morgan Stanley
1.164%, 10/21/25 (SOFRRATE + 0.560%) (b)	800,000	778,841
1.928%, 04/28/32 (SOFRRATE + 1.020%) (b)	1,354,000	1,087,183
PNC Financial Services Group, Inc.
5.676%, 01/22/35 (SOFRRATE + 1.902%) (b)	85,000	85,828
6.875%, 10/20/34 (SOFRRATE + 2.284%) (b)	770,000	843,829
Santander UK Group Holdings PLC, 2.469%, 01/11/28 (SOFRRATE + 1.220%) (b) (f)	2,000,000	1,838,869
U.S. Bancorp
3.000%, 07/30/29	765,000	683,813
4.839%, 02/01/34 (SOFRRATE + 1.600%) (b)	55,000	52,290
Series J, 5.300%, 04/15/27 (3-Month USD TERM SOFR + 3.176%) (b)	800,000	765,876
5.678%, 01/23/35 (SOFRRATE + 1.860%) (b)	200,000	202,189
5.836%, 06/12/34 (SOFRRATE + 2.260%) (b)	40,000	40,804
5.850%, 10/21/33 (SOFRRATE + 2.090%) (b)	210,000	214,300
Wells Fargo & Co.
2.393%, 06/02/28 (SOFRRATE + 2.100%) (b)	3,485,000	3,191,254
2.879%, 10/30/30 (3-Month USD TERM SOFR + 1.432%) (b)	750,000	663,149
3.000%, 10/23/26	1,100,000	1,041,607
4.897%, 07/25/33 (SOFRRATE + 2.100%) (b)	195,000	187,998
		25,574,723
Financial Services (0.8%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 01/30/32 (f)	780,000	669,239
Air Lease Corp., 3.250%, 10/01/29	1,500,000	1,355,566
Avolon Holdings Funding Ltd., 2.528%, 11/18/27 (e) (f)	1,500,000	1,334,634
GGAM Finance Ltd.
8.000%, 02/15/27 (e) (f)	90,000	92,923
8.000%, 06/15/28 (e) (f)	126,000	131,583
Helios Leasing I LLC, 1.825%, 05/16/25	17,225	16,835
		3,600,780
Insurance (0.7%)
Athene Global Funding, 1.985%, 08/19/28 (e)	1,000,000	864,046
Farmers Insurance Exchange, 4.747%, 11/01/57 (3-Month USD LIBOR + 3.231%) (b) (e)	500,000	369,955
Metropolitan Life Global Funding I, 5.150%, 03/28/33 (e)	290,000	290,516
Teachers Insurance & Annuity Association of America, 4.270%, 05/15/47 (e)	2,125,000	1,764,034
		3,288,551
Investment Companies (0.1%)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.375%, 02/01/29	45,000	38,381
5.250%, 05/15/27	186,000	172,487
9.750%, 01/15/29 (e)	120,000	125,303
		336,171
Real Estate Investment Trust — Health Care (0.2%)
Healthcare Realty Holdings LP, 3.100%, 02/15/30	1,000,000	871,278

Real Estate Investment Trust — Office Property (0.2%)
Hudson Pacific Properties LP
3.250%, 01/15/30	730,000	562,724
4.650%, 04/01/29	120,000	102,217
		664,941

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Residential REITs (0.1%)
Invitation Homes Operating Partnership LP
2.000%, 08/15/31	$60,000	$47,610
2.700%, 01/15/34	460,000	365,583
4.150%, 04/15/32	55,000	50,361
5.500%, 08/15/33	100,000	99,725
		563,279
Savings and Loans (0.1%)
Nationwide Building Society, 2.972%, 02/16/28 (SOFRRATE + 1.290%) (b) (e) (f)	500,000	466,636

Specialized REITs (0.9%)
American Tower Corp., 2.700%, 04/15/31	920,000	779,306
Extra Space Storage LP
2.400%, 10/15/31	70,000	57,636
2.550%, 06/01/31	575,000	477,691
GLP Capital LP/GLP Financing II, Inc.
4.000%, 01/15/30	465,000	424,450
5.300%, 01/15/29	1,000,000	983,537
VICI Properties LP, 4.950%, 02/15/30	27,000	26,070
VICI Properties LP/VICI Note Co., Inc., 3.875%, 02/15/29 (e)	1,075,000	989,472
		3,738,162
Industrials (0.5%)
Aerospace & Defense (0.1%)
Boeing Co., 5.805%, 05/01/50	445,000	422,608

Construction & Engineering (0.0%)
Artera Services LLC, 8.500%, 02/15/31 (e)	40,000	41,014

Containers & Packaging (0.3%)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.125%, 08/15/26 (e) (f)	70,000	63,376
5.250%, 08/15/27 (e) (f)	446,000	280,980
Berry Global, Inc., 5.500%, 04/15/28	1,000,000	1,008,056
		1,352,412
Environmental Control (0.1%)
Waste Pro USA, Inc., 5.500%, 02/15/26 (e)	104,000	102,425

Machinery (0.0%)
OT Merger Corp., 7.875%, 10/15/29 (e)	126,000	90,720

Information Technology (0.0%)
Software (0.0%)
Open Text Corp., 6.900%, 12/01/27 (e) (f)	85,000	87,874

Utilities (2.1%)
Electric Utilities (1.2%)
Duke Energy Carolinas LLC, 4.250%, 12/15/41	1,280,000	1,103,208
Duke Energy Florida LLC, 5.875%, 11/15/33	20,000	21,135
Entergy Mississippi LLC, 3.250%, 12/01/27	500,000	466,226
FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	2,000,000	1,902,505
MidAmerican Energy Co., 4.250%, 07/15/49	1,750,000	1,485,473
Niagara Mohawk Power Corp., 4.278%, 10/01/34 (e)	490,000	438,664
		5,417,211
Gas Utilities (0.9%)
East Ohio Gas Co., 1.300%, 06/15/25 (e)	1,380,000	1,312,263
Piedmont Natural Gas Co., Inc., 3.350%, 06/01/50	1,410,000	953,236
Southern Co. Gas Capital Corp.
3.875%, 11/15/25	1,105,000	1,076,876
4.400%, 05/30/47	775,000	643,418
		3,985,793
Total corporate obligations (cost: $82,648,800)		79,005,417

Bank Loans (1.5%)
1011778 B.C. Unlimited Liability Co., 2023 Term Loan B5, 7.580%, 09/20/30 (1-Month USD TERM SOFR + 2.250%) (b) (e)	59,123	59,049
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, 9.192%, 10/01/25 (1-Month USD TERM SOFR + 3.750%) (b) (e)	9,630	9,431

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Acrisure LLC, 2020 Term Loan B, 8.945%, 02/15/27 (1-Month USD LIBOR + 3.500%) (b) (e)	$245,524	$244,910
AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, 9.072%, 07/31/28 (1-Month USD TERM SOFR + 3.750%) (b) (e)	245,625	245,779
Amentum Government Services Holdings LLC, Term Loan B, 9.445%, 01/29/27 (1-Month USD TERM SOFR + 4.000%) (b) (e)	245,536	245,996
Arches Buyer, Inc., 2021 Term Loan B, 8.680%, 12/06/27 (1-Month USD TERM SOFR + 3.250%) (b) (e)	37,561	36,332
Artera Services LLC, 2024 Term Loan, 9.809%, 02/15/31 (3-Month USD TERM SOFR + 4.500%) (b) (e)	49,781	49,968
Asurion LLC, 2022 Term Loan B10, 9.427%, 08/19/28 (1-Month USD TERM SOFR + 4.000%) (b) (e)	246,250	236,297
Avolon TLB Borrower 1 U.S. LLC, 2023 Term Loan B6, 7.329%, 06/22/28 (1-Month USD TERM SOFR + 2.000%) (b) (c) (e)	77,835	77,835
Bausch & Lomb Corp.
2023 Incremental Term Loan, 9.330%, 09/29/28 (1-Month USD TERM SOFR + 4.000%) (b) (e)	56,891	56,820
Term Loan, 8.677%, 05/10/27 (1-Month USD TERM SOFR + 3.250%) (b) (e)	25,180	24,883
Berry Global, Inc., 2023 Term Loan AA, 7.182%, 07/01/29 (1-Month USD TERM SOFR + 1.750%) (b) (e)	302,009	301,792
Buzz Finco LLC, Term Loan B, 8.177%, 01/29/27 (1-Month USD TERM SOFR + 2.750%) (b) (e)	32,986	32,986
Caesars Entertainment, Inc., 2024 Term Loan B1, 8.041%, 02/06/31 (3-Month USD TERM SOFR + 2.750%) (b) (e)	88,940	88,896
Carestream Dental Equipment, Inc.
2017 1st Lien Term Loan, 5.571%, 09/01/24 (3-Month USD LIBOR + 3.250%) (b) (c) (e)	71,073	61,389
2021 Term Loan, 5.571%, 09/01/24 (3-Month USD TERM SOFR + 4.500%) (b) (c) (e)	21,740	18,859
CCI Buyer, Inc., Term Loan, 9.302%, 12/17/27 (3-Month USD TERM SOFR + 4.000%) (b) (e)	40,026	39,762
Central Parent, Inc., 2023 Term Loan B, 9.309%, 07/06/29 (3-Month USD TERM SOFR + 4.000%) (b) (e)	47,927	48,034
Chemours Co., 2023 USD Term Loan B, 8.830%, 08/18/28 (1-Month USD TERM SOFR + 3.500%) (b) (e)	88,712	88,268
City Brewing Co. LLC, Closing Date Term Loan, 9.078%, 04/05/28 (3-Month USD TERM SOFR + 3.500%) (b) (c) (e)	67,055	51,297
Clean Harbors, Inc., 2023 Term Loan, 7.192%, 10/08/28 (1-Month USD TERM SOFR + 1.750%) (b) (c) (e)	84,824	84,906
CSC Holdings LLC, 2019 Term Loan B5, 7.940%, 04/15/27 (1-Month USD LIBOR + 2.500%) (b) (e)	63,306	57,134
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 9.059%, 04/09/27 (3-Month USD TERM SOFR + 3.750%) (b) (e)	21,116	20,995
EagleView Technology Corp., 2018 Add On Term Loan B, 9.065%, 08/14/25 (3-Month USD TERM SOFR + 3.500%) (b) (c) (e)	110,400	106,628
Fertitta Entertainment LLC, 2022 Term Loan B, 9.077%, 01/27/29 (1-Month USD TERM SOFR + 3.750%) (b) (e)	53,222	53,330
Filtration Group Corp., 2023 USD Term Loan, 9.695%, 10/21/28 (1-Month USD TERM SOFR + 4.250%) (b) (e)	29,999	30,095
First Brands Group LLC, 2021 Term Loan, 10.574%, 03/30/27 (3-Month USD TERM SOFR + 5.000%) (b) (e)	25,329	25,341
Froneri International Ltd., 2020 USD Term Loan, 7.680%, 01/29/27 (1-Month USD TERM SOFR + 2.250%) (b) (e)	43,826	43,836
Frontier Communications Corp., 2021 1st Lien Term Loan, 9.195%, 10/08/27 (1-Month USD TERM SOFR + 3.750%) (b) (e)	33,796	33,598
Gainwell Acquisition Corp., Term Loan B, 9.409%, 10/01/27 (3-Month USD TERM SOFR + 4.000%) (b) (e)	245,558	234,585
Gen Digital, Inc., 2021 Term Loan A, 7.177%, 09/10/27 (1-Month USD TERM SOFR + 1.750%) (b) (e)	99,366	99,077
Genesee & Wyoming, Inc., Term Loan, 7.402%, 12/30/26 (3-Month USD TERM SOFR + 2.000%) (b) (e)	18,632	18,629
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B, 7.459%, 11/15/27 (3-Month USD TERM SOFR + 2.000%) (b) (e)	95,506	92,461
GTCR W Merger Sub LLC, USD Term Loan B, 8.309%, 01/31/31 (1-Month USD TERM SOFR + 3.000%) (b) (c) (e)	88,497	88,636
H-Food Holdings LLC, 2018 Term Loan B, 9.292%, 05/23/25 (3-Month USD TERM SOFR + 3.687%) (b) (c) (e)	26,137	18,884
II-VI, Inc., 2022 Term Loan B, 8.195%, 07/02/29 (1-Month USD TERM SOFR + 2.750%) (b) (e)	232,668	232,668
Jane Street Group LLC, 2024 Term Loan B, 7.942%, 01/26/28 (1-Month USD TERM SOFR + 2.500%) (b) (e)	70,069	70,069
Jazz Financing Lux SARL, 2024 Term Loan B, 8.445%, 05/05/28 (1-Month USD TERM SOFR + 3.000%) (b) (e)	163,977	164,729
KFC Holding Co., 2021 Term Loan B, 7.191%, 03/15/28 (1-Month USD TERM SOFR + 1.750%) (b) (e)	58,814	58,722
Magnite, Inc., 2024 Term Loan B, 9.596%, 02/06/31 (1-Month USD TERM SOFR + 4.500%, 3-Month USD TERM SOFR + 4.500%, 6-Month USD TERM SOFR + 4.500%) (b) (e)	20,090	20,072
Match Group, Inc., 2020 Term Loan B, 7.233%, 02/13/27 (3-Month USD TERM SOFR + 1.750%) (b) (e)	14,547	14,499
Medline Borrower LP, USD Term Loan B, 8.441%, 10/23/28 (1-Month USD TERM SOFR + 3.000%) (b) (e)	97,626	97,646
MH Sub I LLC, 2023 Term Loan, 9.580%, 05/03/28 (1-Month USD TERM SOFR + 4.250%) (b) (e)	23,374	23,199
Naked Juice LLC
2nd Lien Term Loan, 11.402%, 01/24/30 (3-Month USD TERM SOFR + 6.000%) (b) (e)	38,193	30,650
Term Loan, 8.659%, 01/24/29 (3-Month USD TERM SOFR + 3.250%) (b) (e)	246,241	229,250
Open Text Corp.
2023 Term Loan B, 8.177%, 01/31/30 (1-Month USD TERM SOFR + 2.750%) (b) (e) (f)	67,036	67,050
Term Loan B, 7.177%, 05/30/25 (1-Month USD TERM SOFR + 1.750%) (b) (e) (f)	35,198	35,193
Oracle Corp., Term Loan A1, 6.929%, 08/16/27 (1-Month USD TERM SOFR + 1.600%) (b) (e)	263,318	262,989
Organon & Co., USD Term Loan, 8.433%, 06/02/28 (1-Month USD TERM SOFR + 3.000%) (b) (e)	455,626	456,338
Patriot Container Corp., 2018 1st Lien Term Loan, 9.177%, 03/20/25 (1-Month USD TERM SOFR + 3.750%) (b) (e)	18,380	17,721
Peraton Corp., Term Loan B, 9.180%, 02/01/28 (1-Month USD TERM SOFR + 3.750%) (b) (e)	154,856	154,524
Pre-Paid Legal Services, Inc., 2021 Term Loan, 9.195%, 12/15/28 (1-Month USD TERM SOFR + 3.750%) (b) (e)	245,633	244,252
Prime Security Services Borrower LLC, 2023 Term Loan A, 7.503%, 03/14/28 (6-Month USD TERM SOFR + 2.250%) (b) (e)	48,734	48,247
Proofpoint, Inc., 1st Lien Term Loan, 8.695%, 08/31/28 (1-Month USD TERM SOFR + 3.250%) (b) (e)	245,603	245,480
Renaissance Holding Corp., 2024 Term Loan, 9.577%, 04/05/30 (1-Month USD TERM SOFR + 4.250%) (b) (e)	43,839	43,886
Research Now Group, Inc., 2017 1st Lien Term Loan, 11.068%, 12/20/24 (3-Month USD TERM SOFR + 5.500%) (b) (c) (e)	38,960	23,000

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

SBA Senior Finance II LLC, 2024 Term Loan B, 7.340%, 01/25/31 (1-Month USD TERM SOFR + 2.000%) (b) (e)	$125,197	$125,300
Spin Holdco, Inc., 2021 Term Loan, 9.585%, 03/04/28 (3-Month USD TERM SOFR + 4.000%) (b) (e)	245,570	226,675
Star Parent, Inc., Term Loan B, 9.309%, 09/27/30 (3-Month USD TERM SOFR + 4.000%) (b) (e)	45,732	45,418
Trans Union LLC, 2024 Term Loan B6, 7.327%, 12/01/28 (b) (e)	43,612	43,557
TransDigm, Inc., 2024 Term Loan I, 8.079%, 08/24/28 (3-Month USD TERM SOFR + 3.250%) (b) (c) (e)	107,351	107,673
Triton Water Holdings, Inc., Term Loan, 8.563%, 03/31/28 (3-Month USD TERM SOFR + 3.250%) (b) (e)	36,073	35,660
TruGreen LP, 2020 Term Loan, 9.430%, 11/02/27 (1-Month USD TERM SOFR + 4.000%) (b) (e)	245,558	238,652
Whatabrands LLC, 2021 Term Loan B, 8.692%, 08/03/28 (1-Month USD TERM SOFR + 3.250%) (b) (e)	24,184	24,180
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 8.195%, 05/18/25 (1-Month USD TERM SOFR + 2.750%) (b) (e)	40,324	40,263
Zayo Group Holdings, Inc., USD Term Loan, 8.445%, 03/09/27 (1-Month USD TERM SOFR + 3.000%) (b) (e)	300,000	262,393
Total Bank Loans (cost: $6,672,220)		6,716,673

Foreign Bonds (0.6%)
Brazilian Government International Bond, 6.125%, 03/15/34 (f)	200,000	197,810
Colombia Government International Bond, 3.000%, 01/30/30 (f)	300,000	248,617
Costa Rica Government International Bond, 6.550%, 04/03/34 (f)	200,000	206,751
Dominican Republic International Bond, 4.875%, 09/23/32 (f)	150,000	134,284
Hungary Government International Bond, 2.125%, 09/22/31 (f)	250,000	197,964
Mexico Government International Bond, 2.659%, 05/24/31 (f)	600,000	500,635
Panama Government International Bond, 2.252%, 09/29/32 (f)	250,000	180,326
Paraguay Government International Bond, 3.849%, 06/28/33 (f)	200,000	174,427
Republic of South Africa Government International Bond
4.850%, 09/30/29 (f)	200,000	179,168
5.875%, 06/22/30 (f)	200,000	185,200
Romanian Government International Bond, 3.000%, 02/14/31 (f)	300,000	251,496
Total Foreign Bonds (cost: $2,448,827)		2,456,678
Total long-term debt securities (cost: $509,087,087)		491,390,245

	Shares
Short-Term Securities (16.5%)
Investment Companies (10.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.260%	45,536,776	45,536,776

U.S. Government Agencies and Obligations (6.2%)
U.S. Treasury Bill
4.951%, 04/11/24	3,055,000	3,050,554
5.142%, 04/16/24	15,270,000	15,236,473
5.252%, 04/23/24	2,785,000	2,776,031
5.259%, 04/25/24	813,000	810,151
5.341%, 05/16/24	5,455,000	5,419,345
Total U.S. Government Agencies and Obligations (cost: $27,293,056)		27,292,554
Total short-term securities (cost: $72,829,832)		72,829,330
Total investments in securities (cost: $581,916,919)		564,219,575
Liabilities in excess of cash and other assets (-28.0%)		(123,397,639)
Total net assets (100.0%)		$440,821,936

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Variable rate security.
(c)	Security is issued on a when-issued or forward commitment basis. As of March 31, 2024 the total cost of investments issued on a when-issued or forward commitment basis was $85,299,958.
(d)	Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.
(e)	Security sold within terms of a private placement memorandum exempt from registration pursuant to rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program.
(f)	Foreign security: The Fund held 3.0% of net assets in foreign securities at March 31, 2024.

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Holdings of Open Futures Contracts
On March 31, 2024, $724,000 in cash has been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation) (a)
2 Year U.S. Treasury Note	June 2024	382	Long	$78,172,978	$78,113,031	$(59,947)
5 Year U.S. Treasury Note	June 2024	128	Long	13,684,807	13,698,000	13,193
10 Year U.S. Ultra	June 2024	2	Long	227,894	229,219	1,325
10 Year U.S. Treasury Note	June 2024	7	Short	(780,993)	(775,578)	5,415
U.S. Ultra Bond	June 2024	3	Short	(383,176)	(387,000)	(3,824)
					$90,877,672	$(43,838)

See accompanying notes to investments in securities.

SFT Delaware IvySM Growth Fund

Investments in Securities

March 31, 2024

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.5%)
Communication Services (8.5%)
Entertainment (1.9%)
Electronic Arts, Inc.	87,871	$11,657,845

Interactive Media & Services (6.6%)
Alphabet, Inc. Class A (b)	239,365	36,127,360
Alphabet, Inc. Class C (b)	37,636	5,730,457
		41,857,817
Consumer Discretionary (12.5%)
Automobiles (1.8%)
Ferrari NV (c)	26,259	11,447,349

Broadline Retail (6.7%)
Amazon.com, Inc. (b)	233,411	42,102,676

Hotels, Restaurants & Leisure (1.3%)
Booking Holdings, Inc.	2,251	8,166,358

Specialty Retail (0.5%)
Home Depot, Inc.	8,169	3,133,628

Textiles, Apparel & Luxury Goods (2.2%)
LVMH Moet Hennessy Louis Vuitton SE ADR (c)	62,854	11,378,460
NIKE, Inc. Class B	28,791	2,705,778
		14,084,238
Consumer Staples (2.3%)
Beverages (2.3%)
Coca-Cola Co.	237,496	14,530,005

Financial (10.7%)
Capital Markets (4.9%)
Intercontinental Exchange, Inc.	133,442	18,338,934
S&P Global, Inc.	30,151	12,827,743
		31,166,677
Financial Services (5.8%)
Visa, Inc. Class A	129,880	36,246,910

Health Care (11.5%)
Health Care Equipment & Supplies (3.2%)
Cooper Cos., Inc.	98,005	9,943,587
Intuitive Surgical, Inc. (b)	25,777	10,287,343
		20,230,930
Health Care Providers & Services (3.8%)
UnitedHealth Group, Inc.	47,819	23,656,059

Health Care Technology (1.0%)
Veeva Systems, Inc. Class A (b)	28,251	6,545,474

Life Sciences Tools & Services (2.7%)
Danaher Corp.	68,770	17,173,245

Pharmaceuticals (0.8%)
Zoetis, Inc.	29,294	4,956,838

Industrials (8.5%)
Commercial Services & Supplies (2.3%)
Waste Connections, Inc. (c)	83,695	14,396,377

Ground Transportation (1.0%)
JB Hunt Transport Services, Inc.	30,350	6,047,238

Professional Services (5.2%)
Broadridge Financial Solutions, Inc.	54,417	11,147,867
Equifax, Inc.	51,605	13,805,369

See accompanying notes to investments in securities.

SFT Delaware IvySM Growth Fund

Investments in Securities – continued

TransUnion	40,092	$3,199,342
Verisk Analytics, Inc.	21,140	4,983,332
		33,135,910
Information Technology (42.2%)
Communications Equipment (3.4%)
Motorola Solutions, Inc.	60,098	21,333,588

IT Services (3.0%)
VeriSign, Inc. (b)	100,319	19,011,454

Semiconductors & Semiconductor Equipment (8.8%)
NVIDIA Corp.	56,363	50,927,352
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (c)	34,581	4,704,745
		55,632,097
Software (21.2%)
Adobe, Inc. (b)	9,246	4,665,532
Autodesk, Inc. (b)	26,892	7,003,215
Intuit, Inc.	28,001	18,200,650
Microsoft Corp.	207,641	87,358,721
Salesforce, Inc. (b)	53,535	16,123,671
		133,351,789
Technology Hardware Storage & Peripherals (5.8%)
Apple, Inc.	213,587	36,625,899

Real Estate (3.3%)
Real Estate Management & Development (3.3%)
CoStar Group, Inc. (b)	215,222	20,790,445
Total common stocks (cost: $318,570,567)		627,280,846

Short-Term Securities (0.6%)
Investment Companies (0.6%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.260%	3,636,626	3,636,626
Total short-term securities (cost: $3,636,626)		3,636,626
Total investments in securities (cost: $322,207,193)		630,917,472
Liabilities in excess of cash and other assets (-0.1%)		(852,442)
Total net assets (100.0%)		$630,065,030

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 6.7% of net assets in foreign securities at March 31, 2024.

See accompanying notes to investments in securities.

SFT Delaware IvySM Small Cap Growth Fund

Investments in Securities

March 31, 2024

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.6%)
Consumer Discretionary (16.2%)
Automobile Components (0.4%)
Modine Manufacturing Co. (b)	7,984	$759,997

Entertainment (1.1%)
IMAX Corp. (b) (c)	111,841	1,808,469

Hotels, Restaurants & Leisure (8.6%)
First Watch Restaurant Group, Inc. (b)	67,073	1,651,337
Light & Wonder, Inc. (b)	24,281	2,478,847
Red Rock Resorts, Inc. Class A	61,265	3,664,872
Texas Roadhouse, Inc.	19,029	2,939,410
Wingstop, Inc.	9,377	3,435,733
		14,170,199
Household Durables (3.2%)
Installed Building Products, Inc.	9,395	2,430,768
Meritage Homes Corp.	16,190	2,840,698
		5,271,466
Leisure Product (1.1%)
Acushnet Holdings Corp.	27,597	1,820,022

Specialty Retail (1.8%)
Abercrombie & Fitch Co. Class A (b)	23,170	2,903,896

Consumer Staples (4.6%)
Beverages (1.1%)
MGP Ingredients, Inc.	20,292	1,747,750

Personal Products (3.5%)
BellRing Brands, Inc. (b)	47,108	2,780,785
elf Beauty, Inc. (b)	15,483	3,035,133
		5,815,918
Energy (2.4%)
Energy Equipment & Services (2.4%)
Cactus, Inc. Class A	32,386	1,622,215
Weatherford International PLC (b) (c)	19,897	2,296,511
		3,918,726
Financial (5.6%)
Capital Markets (2.4%)
Houlihan Lokey, Inc.	25,370	3,252,180
WisdomTree, Inc.	85,208	783,062
		4,035,242
Financial Services (1.7%)
Flywire Corp. (b)	110,906	2,751,578

Insurance (1.5%)
Kinsale Capital Group, Inc.	4,634	2,431,645

Health Care (21.1%)
Biotechnology (5.3%)
ACADIA Pharmaceuticals, Inc. (b)	28,239	522,139
Halozyme Therapeutics, Inc. (b)	29,770	1,211,044
Insmed, Inc. (b)	67,241	1,824,248
Madrigal Pharmaceuticals, Inc. (b)	2,299	613,925
Vericel Corp. (b)	74,245	3,862,225
Viking Therapeutics, Inc. (b)	9,118	747,676
		8,781,257

See accompanying notes to investments in securities.

SFT Delaware IvySM Small Cap Growth Fund

Investments in Securities – continued

Health Care Equipment & Supplies (2.3%)
Integer Holdings Corp. (b)	17,106	$1,995,928
TransMedics Group, Inc. (b)	22,858	1,690,120
		3,686,048
Health Care Providers & Services (8.3%)
Acadia Healthcare Co., Inc. (b)	28,477	2,255,948
Encompass Health Corp.	24,379	2,013,218
HealthEquity, Inc. (b)	24,749	2,020,261
NeoGenomics, Inc. (b)	82,349	1,294,526
Option Care Health, Inc. (b)	68,363	2,292,895
Progyny, Inc. (b)	99,266	3,786,998
		13,663,846
Health Care Technology (1.6%)
Evolent Health, Inc. Class A (b)	79,740	2,614,675

Life Sciences Tools & Services (0.8%)
CryoPort, Inc. (b)	77,542	1,372,493

Pharmaceuticals (2.8%)
ANI Pharmaceuticals, Inc. (b)	15,996	1,105,803
Axsome Therapeutics, Inc. (b)	23,618	1,884,716
Harmony Biosciences Holdings, Inc. (b)	22,713	762,703
Intra-Cellular Therapies, Inc. (b)	11,188	774,210
		4,527,432
Industrials (22.3%)
Aerospace & Defense (1.6%)
AeroVironment, Inc. (b)	17,172	2,632,124

Building Products (1.9%)
Trex Co., Inc. (b)	30,384	3,030,804

Commercial Services & Supplies (3.1%)
ACV Auctions, Inc. Class A (b)	88,401	1,659,287
Clean Harbors, Inc. (b)	17,194	3,461,324
		5,120,611
Construction & Engineering (0.7%)
Construction Partners, Inc. Class A (b)	21,719	1,219,522

Electrical Equipment (1.4%)
EnerSys	8,880	838,805
NEXTracker, Inc. Class A (b)	25,311	1,424,250
		2,263,055
Machinery (2.5%)
Federal Signal Corp.	47,898	4,065,104

Marine Transportation (1.3%)
Kirby Corp. (b)	22,985	2,190,930

Professional Services (8.2%)
CBIZ, Inc. (b)	43,313	3,400,070
Legalzoom.com, Inc. (b)	152,237	2,030,842
Parsons Corp. (b)	49,128	4,075,168
Paycor HCM, Inc. (b)	93,585	1,819,292
Verra Mobility Corp. (b)	86,498	2,159,855
		13,485,227
Trading Companies & Distributors (1.6%)
SiteOne Landscape Supply, Inc. (b)	15,164	2,646,876

Information Technology (23.2%)
Communications Equipment (0.6%)
Harmonic, Inc. (b)	75,976	1,021,118

Computers & Peripherals (1.3%)
Super Micro Computer, Inc. (b)	2,101	2,122,073

See accompanying notes to investments in securities.

SFT Delaware IvySM Small Cap Growth Fund

Investments in Securities – continued

Electronic Equipment, Instruments & Components (1.1%)
Advanced Energy Industries, Inc.	14,383	$1,466,778
OSI Systems, Inc. (b)	2,256	322,202
		1,788,980
Semiconductors & Semiconductor Equipment (3.8%)
Allegro MicroSystems, Inc. (b)	11,042	297,692
Onto Innovation, Inc. (b)	18,932	3,428,207
Rambus, Inc. (b)	41,846	2,586,501
		6,312,400
Software (16.4%)
Box, Inc. Class A (b)	31,466	891,117
Braze, Inc. Class A (b)	40,630	1,799,909
CyberArk Software Ltd. (b) (c)	23,761	6,311,635
Descartes Systems Group, Inc. (b) (c)	16,614	1,520,679
DoubleVerify Holdings, Inc. (b)	88,051	3,095,873
Instructure Holdings, Inc. (b)	57,601	1,231,509
Monday.com Ltd. (b) (c)	10,131	2,288,289
Sprout Social, Inc. Class A (b)	63,402	3,785,734
Tenable Holdings, Inc. (b)	61,772	3,053,390
Varonis Systems, Inc. (b)	63,025	2,972,889
		26,951,024
Materials (2.2%)
Metals & Mining (2.2%)
ATI, Inc. (b)	71,068	3,636,550
Total common stocks (cost: $129,193,356)		160,567,057

Mutual Funds (1.0%)
Investment Companies (1.0%)
iShares Russell 2000 Growth ETF (d)	6,331	1,714,435
Total mutual funds (cost: $1,410,058)		1,714,435

Short-Term Securities (1.4%)
Investment Companies (1.4%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.260%	2,242,730	2,242,730
Total short-term securities (cost: $2,242,730)		2,242,730
Total investments in securities (cost: $132,846,144)		164,524,222
Liabilities in excess of cash and other assets (0.0%)		(37,470)
Total net assets (100.0%)		$164,486,752

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 8.6% of net assets in foreign securities at March 31, 2024.
(d)	Reports and other information about these investment companies are available in the EDGAR database on the SEC’s website at www.sec.gov.

See accompanying notes to investments in securities.

SFT Equity Stabilization Fund

Investments in Securities

March 31, 2024

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Mutual Funds (90.0%)
Investment Companies (90.0%)
BlackRock Short Maturity Bond ETF (b)	318,620	$16,077,565
iShares Core High Dividend ETF (b)	531,202	58,543,772
iShares Edge MSCI Minimum Volatility EAFE ETF (b)	1,082,648	76,738,090
iShares Edge MSCI Minimum Volatility Emerging Markets ETF (b)	347,420	19,660,498
iShares Edge MSCI Minimum Volatility USA ETF (b) (c)	1,231,762	102,950,668
iShares MSCI Germany ETF (b)	448,182	14,229,779
Total mutual funds (cost: $227,520,117)		288,200,372

Short-Term Securities (7.0%)
Investment Companies (7.0%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.260%	22,369,058	22,369,058
Total investments excluding purchased options (cost: $249,889,175)		310,569,430
Total purchased options outstanding (0.0%) (cost: $81,523)		79,360
Total investments in securities (cost: $249,970,698)		310,648,790
Cash and other assets in excess of liabilities (3.0%)		9,761,942
Total net assets (100.0%)		$320,410,732

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Reports and other information about these investment companies are available in the EDGAR database on the SEC's website at www.sec.gov.
(c)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2024, securities with an aggregate market value of $14,710,080 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	June 2024	173	Long	$45,219,939	$45,918,525	$698,586

Put Options Purchased:
The Fund had the following put options purchased open at March 31, 2024:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$4,990	May 2024	62	$6,200	$79,360

Put Options Written:
The Fund had the following put options written open at March 31, 2024:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$4,500	May 2024	62	$6,200	$(18,600)

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities

March 31, 2024

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (95.7%)
Communication Services (1.4%)
Diversified Telecommunication Services (0.3%)
Frontier Communications Parent, Inc. (b)	18,191	$445,679
Iridium Communications, Inc.	10,172	266,100
		711,779
Entertainment (0.2%)
TKO Group Holdings, Inc.	4,876	421,335

Interactive Media & Services (0.3%)
Ziff Davis, Inc. (b)	3,737	235,580
ZoomInfo Technologies, Inc. (b)	24,361	390,507
		626,087
Media (0.6%)
Cable One, Inc.	448	189,562
New York Times Co. Class A	13,456	581,569
Nexstar Media Group, Inc.	2,620	451,400
TEGNA, Inc.	16,198	241,998
		1,464,529
Consumer Discretionary (14.9%)
Automobile Components (1.3%)
Adient PLC (b) (c)	7,503	246,999
Autoliv, Inc.	6,049	728,481
Fox Factory Holding Corp. (b)	3,388	176,413
Gentex Corp.	19,181	692,818
Goodyear Tire & Rubber Co. (b)	23,318	320,156
Lear Corp.	4,675	677,314
Visteon Corp. (b)	2,288	269,092
		3,111,273
Automobiles (0.4%)
Harley-Davidson, Inc.	10,411	455,377
Thor Industries, Inc.	4,315	506,322
		961,699
Broadline Retail (0.4%)
Macy's, Inc.	22,538	450,535
Nordstrom, Inc.	8,007	162,302
Ollie's Bargain Outlet Holdings, Inc. (b)	5,034	400,555
		1,013,392
Diversified Consumer Services (0.9%)
Graham Holdings Co. Class B	358	274,829
Grand Canyon Education, Inc. (b)	2,425	330,309
H&R Block, Inc.	11,473	563,439
Service Corp. International	12,150	901,652
		2,070,229
Hotels, Restaurants & Leisure (3.5%)
Aramark	21,552	700,871
Boyd Gaming Corp.	5,663	381,233
Choice Hotels International, Inc.	2,001	252,826
Churchill Downs, Inc.	5,530	684,337
Hilton Grand Vacations, Inc. (b)	5,811	274,337
Hyatt Hotels Corp. Class A	3,632	579,740
Light & Wonder, Inc. (b)	7,368	752,199
Marriott Vacations Worldwide Corp.	2,672	287,855
Penn Entertainment, Inc. (b)	12,252	223,109
Planet Fitness, Inc. Class A (b)	6,962	436,030
Texas Roadhouse, Inc.	5,539	855,609
Travel & Leisure Co.	5,906	289,158
Vail Resorts, Inc.	3,159	703,920
Wendy's Co.	13,739	258,843
Wingstop, Inc.	2,439	893,650

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Wyndham Hotels & Resorts, Inc.	6,781	$520,442
		8,094,159
Household Durables (2.1%)
Helen of Troy Ltd. (b) (c)	1,941	223,681
KB Home	6,043	428,328
Leggett & Platt, Inc.	10,958	209,846
Taylor Morrison Home Corp. (b)	8,812	547,842
Tempur Sealy International, Inc.	14,167	804,969
Toll Brothers, Inc.	8,576	1,109,477
TopBuild Corp. (b)	2,590	1,141,491
Whirlpool Corp.	4,523	541,086
		5,006,720
Leisure Products (0.8%)
Brunswick Corp.	5,607	541,188
Mattel, Inc. (b)	29,048	575,441
Polaris, Inc.	4,313	431,817
YETI Holdings, Inc. (b)	7,046	271,623
		1,820,069
Specialty Retail (4.1%)
AutoNation, Inc. (b)	2,175	360,137
Burlington Stores, Inc. (b)	5,258	1,220,855
Dick's Sporting Goods, Inc.	4,784	1,075,730
Five Below, Inc. (b)	4,514	818,749
Floor & Decor Holdings, Inc. Class A (b)	8,739	1,132,749
GameStop Corp. Class A (b)	22,089	276,554
Gap, Inc.	17,687	487,277
Lithia Motors, Inc.	2,334	702,207
Murphy USA, Inc.	1,553	651,018
Penske Automotive Group, Inc.	1,653	267,770
RH (b)	1,309	455,872
Valvoline, Inc. (b)	10,661	475,161
Williams-Sonoma, Inc.	5,321	1,689,577
		9,613,656
Textiles, Apparel & Luxury Goods (1.4%)
Capri Holdings Ltd. (b) (c)	9,530	431,709
Carter's, Inc.	2,955	250,229
Columbia Sportswear Co.	2,760	224,057
Crocs, Inc. (b)	5,011	720,582
PVH Corp.	4,899	688,848
Skechers USA, Inc. Class A (b)	10,981	672,696
Under Armour, Inc. Class A (b)	15,526	114,582
Under Armour, Inc. Class C (b)	15,692	112,041
		3,214,744
Consumer Staples (4.5%)
Beverages (0.7%)
Boston Beer Co., Inc. Class A (b)	785	238,970
Celsius Holdings, Inc. (b)	12,193	1,011,043
Coca-Cola Consolidated, Inc.	420	355,492
		1,605,505
Consumer Staples Distribution & Retail (1.9%)
BJ's Wholesale Club Holdings, Inc. (b)	10,968	829,729
Casey's General Stores, Inc.	3,067	976,686
Grocery Outlet Holding Corp. (b)	8,133	234,068
Performance Food Group Co. (b)	12,794	954,944
Sprouts Farmers Market, Inc. (b)	8,323	536,667
U.S. Foods Holding Corp. (b)	18,600	1,003,842
		4,535,936
Food Products (1.1%)
Darling Ingredients, Inc. (b)	13,119	610,165
Flowers Foods, Inc.	15,799	375,226
Ingredion, Inc.	5,302	619,539
Lancaster Colony Corp.	1,697	352,348
Pilgrim's Pride Corp. (b)	3,309	113,565
Post Holdings, Inc. (b)	4,103	436,067
		2,506,910

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Personal Products (0.8%)
BellRing Brands, Inc. (b)	10,771	$635,812
Coty, Inc. Class A (b)	30,918	369,779
elf Beauty, Inc. (b)	4,560	893,897
		1,899,488
Energy (5.1%)
Energy Equipment & Services (0.9%)
ChampionX Corp.	15,715	564,011
NOV, Inc.	32,395	632,351
Valaris Ltd. (b) (c)	5,057	380,590
Weatherford International PLC (b) (c)	5,881	678,785
		2,255,737
Oil, Gas & Consumable Fuels (4.2%)
Antero Midstream Corp.	28,009	393,807
Antero Resources Corp. (b)	23,232	673,728
Chesapeake Energy Corp.	9,140	811,906
Chord Energy Corp.	3,417	609,046
Civitas Resources, Inc.	7,030	533,647
CNX Resources Corp. (b)	12,482	296,073
DT Midstream, Inc.	7,907	483,118
Equitrans Midstream Corp.	35,630	445,019
HF Sinclair Corp.	12,828	774,426
Matador Resources Co.	9,085	606,605
Murphy Oil Corp.	11,929	545,155
Ovintiv, Inc.	20,779	1,078,430
PBF Energy, Inc. Class A	8,920	513,524
Permian Resources Corp.	37,916	669,597
Range Resources Corp.	19,844	683,229
Southwestern Energy Co. (b)	90,567	686,498
		9,803,808
Financial (15.5%)
Capital Markets (2.8%)
Affiliated Managers Group, Inc.	2,753	461,045
Carlyle Group, Inc.	17,802	835,092
Evercore, Inc. Class A	2,852	549,267
Federated Hermes, Inc.	6,719	242,690
Houlihan Lokey, Inc.	4,256	545,577
Interactive Brokers Group, Inc. Class A	8,760	978,579
Janus Henderson Group PLC (c)	10,892	358,238
Jefferies Financial Group, Inc.	13,863	611,358
Morningstar, Inc.	2,204	679,647
SEI Investments Co.	8,194	589,149
Stifel Financial Corp.	8,359	653,423
		6,504,065
Commercial Banks (5.1%)
Associated Banc-Corp.	12,226	262,981
Bank OZK	8,612	391,502
Cadence Bank	15,021	435,609
Columbia Banking System, Inc.	17,153	331,911
Commerce Bancshares, Inc.	9,741	518,221
Cullen/Frost Bankers, Inc.	5,212	586,715
East West Bancorp, Inc.	11,589	916,806
First Financial Bankshares, Inc.	10,553	346,244
First Horizon Corp.	45,951	707,645
FNB Corp.	29,508	416,063
Glacier Bancorp, Inc.	9,091	366,185
Hancock Whitney Corp.	6,994	322,004
Home BancShares, Inc.	15,412	378,673
International Bancshares Corp.	4,319	242,469
New York Community Bancorp, Inc.	59,380	191,204
Old National Bancorp	24,067	419,006
Pinnacle Financial Partners, Inc.	6,254	537,093
Prosperity Bancshares, Inc.	7,638	502,428
SouthState Corp.	6,209	527,951
Synovus Financial Corp.	12,026	481,762
Texas Capital Bancshares, Inc. (b)	3,865	237,891
UMB Financial Corp.	3,498	304,291

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

United Bankshares, Inc.	11,070	$396,195
Valley National Bancorp	35,072	279,173
Webster Financial Corp.	14,146	718,192
Wintrust Financial Corp.	4,979	519,758
Zions Bancorp NA	12,183	528,742
		11,866,714
Consumer Finance (0.7%)
Ally Financial, Inc.	22,324	906,131
FirstCash Holdings, Inc.	3,032	386,701
SLM Corp.	18,116	394,748
		1,687,580
Financial Services (1.8%)
Equitable Holdings, Inc.	25,803	980,772
Essent Group Ltd. (c)	8,755	521,010
Euronet Worldwide, Inc. (b)	3,597	395,418
MGIC Investment Corp.	22,409	501,065
Voya Financial, Inc.	8,470	626,103
Western Union Co.	28,824	402,960
WEX, Inc. (b)	3,538	840,381
		4,267,709

Insurance (4.6%)
American Financial Group, Inc.	5,406	737,811
Brighthouse Financial, Inc. (b)	5,218	268,936
CNO Financial Group, Inc.	8,996	247,210
Erie Indemnity Co. Class A	2,112	848,116
Fidelity National Financial, Inc.	21,262	1,129,012
First American Financial Corp.	8,431	514,712
Hanover Insurance Group, Inc.	2,928	398,706
Kemper Corp.	4,900	303,408
Kinsale Capital Group, Inc.	1,820	955,027
Old Republic International Corp.	21,443	658,729
Primerica, Inc.	2,929	740,920
Reinsurance Group of America, Inc.	5,467	1,054,475
RenaissanceRe Holdings Ltd. (c)	4,335	1,018,855
RLI Corp.	3,298	489,654
Selective Insurance Group, Inc.	4,925	537,662
Unum Group	14,950	802,217
		10,705,450
Mortgage REITs (0.5%)
Annaly Capital Management, Inc.	41,125	809,751
Starwood Property Trust, Inc.	24,470	497,475
		1,307,226
Health Care (7.6%)
Biotechnology (1.8%)
Arrowhead Pharmaceuticals, Inc. (b)	10,100	288,860
Cytokinetics, Inc. (b)	8,063	565,297
Exelixis, Inc. (b)	24,933	591,660
Halozyme Therapeutics, Inc. (b)	10,856	441,622
Neurocrine Biosciences, Inc. (b)	8,149	1,123,910
Roivant Sciences Ltd. (b) (c)	27,820	293,223
United Therapeutics Corp. (b)	3,875	890,165
		4,194,737
Health Care Equipment & Supplies (2.1%)
Enovis Corp. (b)	4,085	255,108
Envista Holdings Corp. (b)	14,103	301,522
Globus Medical, Inc. Class A (b)	9,468	507,864
Haemonetics Corp. (b)	4,095	349,508
Integra LifeSciences Holdings Corp. (b)	5,539	196,358
Lantheus Holdings, Inc. (b)	5,596	348,295
LivaNova PLC (b) (c)	4,363	244,066
Masimo Corp. (b)	3,657	537,030
Neogen Corp. (b)	16,203	255,683
Penumbra, Inc. (b)	3,155	704,133
QuidelOrtho Corp. (b)	3,986	191,089

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Shockwave Medical, Inc. (b)	3,012	$980,798
		4,871,454
Health Care Providers & Services (2.0%)
Acadia Healthcare Co., Inc. (b)	7,506	594,625
Amedisys, Inc. (b)	2,664	245,514
Chemed Corp.	1,277	819,745
Encompass Health Corp.	8,189	676,248
HealthEquity, Inc. (b)	7,039	574,593
Option Care Health, Inc. (b)	14,566	488,544
Progyny, Inc. (b)	6,815	259,992
R1 RCM, Inc. (b)	16,206	208,733
Tenet Healthcare Corp. (b)	8,300	872,413
		4,740,407
Health Care Technology (0.1%)
Doximity, Inc. Class A (b)	10,046	270,338

Life Sciences Tools & Services (1.2%)
Azenta, Inc. (b)	4,585	276,384
Bruker Corp.	7,591	713,098
Medpace Holdings, Inc. (b)	1,967	794,963
Repligen Corp. (b)	4,291	789,201
Sotera Health Co. (b)	10,178	122,238
		2,695,884
Pharmaceuticals (0.4%)
Jazz Pharmaceuticals PLC (b) (c)	5,122	616,791
Perrigo Co. PLC (c)	11,139	358,565
		975,356
Industrials (21.1%)
Aerospace & Defense (1.2%)
BWX Technologies, Inc.	7,547	774,473
Curtiss-Wright Corp.	3,144	804,676
Hexcel Corp.	6,854	499,314
Woodward, Inc.	4,911	756,883
		2,835,346
Air Freight & Logistics (0.2%)
GXO Logistics, Inc. (b)	9,766	525,020

Building Products (3.5%)
Advanced Drainage Systems, Inc.	5,665	975,740
Carlisle Cos., Inc.	3,994	1,565,049
Fortune Brands Innovations, Inc.	10,358	877,012
Lennox International, Inc.	2,707	1,323,073
Owens Corning	7,272	1,212,970
Simpson Manufacturing Co., Inc.	3,514	721,002
Trex Co., Inc. (b)	8,895	887,276
UFP Industries, Inc.	5,027	618,371
		8,180,493
Commercial Services & Supplies (1.3%)
Brink's Co.	3,702	341,991
Clean Harbors, Inc. (b)	4,165	838,456
MSA Safety, Inc.	3,029	586,384
Stericycle, Inc. (b)	7,536	397,524
Tetra Tech, Inc.	4,409	814,386
		2,978,741
Construction & Engineering (2.2%)
AECOM	11,186	1,097,123
Comfort Systems USA, Inc.	2,914	925,807
EMCOR Group, Inc.	3,892	1,362,979
Fluor Corp. (b)	14,011	592,385
MasTec, Inc. (b)	4,919	458,697
MDU Resources Group, Inc.	16,746	421,999
Valmont Industries, Inc.	1,780	406,338
		5,265,328

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Electrical Equipment (1.5%)
Acuity Brands, Inc.	2,541	$682,843
EnerSys	3,276	309,451
nVent Electric PLC (c)	13,644	1,028,758
Regal Rexnord Corp.	5,503	991,090
Sensata Technologies Holding PLC (c)	12,446	457,266
		3,469,408
Ground Transportation (2.0%)
Avis Budget Group, Inc.	1,459	178,669
Hertz Global Holdings, Inc. (b)	10,791	84,494
Knight-Swift Transportation Holdings, Inc.	13,270	730,115
Landstar System, Inc.	2,944	567,485
Ryder System, Inc.	3,640	437,492
Saia, Inc. (b)	2,248	1,315,080
Werner Enterprises, Inc.	5,169	202,211
XPO, Inc. (b)	9,519	1,161,604
		4,677,150
Machinery (4.7%)
AGCO Corp.	5,055	621,866
Chart Industries, Inc. (b)	3,455	569,108
Crane Co.	4,035	545,250
Donaldson Co., Inc.	9,879	737,764
Esab Corp.	4,597	508,290
Flowserve Corp.	10,783	492,567
Graco, Inc.	13,880	1,297,225
ITT, Inc.	6,709	912,625
Lincoln Electric Holdings, Inc.	4,745	1,212,063
Middleby Corp. (b)	4,440	713,908
Oshkosh Corp.	5,325	664,081
RBC Bearings, Inc. (b)	2,361	638,296
Terex Corp.	5,508	354,715
Timken Co.	5,335	466,439
Toro Co.	8,500	778,855
Watts Water Technologies, Inc. Class A	2,219	471,648
		10,984,700
Marine Transportation (0.2%)
Kirby Corp. (b)	4,839	461,253

Professional Services (2.6%)
ASGN, Inc. (b)	3,883	406,783
CACI International, Inc. Class A (b)	1,831	693,638
Concentrix Corp.	3,790	250,974
ExlService Holdings, Inc. (b)	13,562	431,272
Exponent, Inc.	4,106	339,525
FTI Consulting, Inc. (b)	2,864	602,271
Genpact Ltd. (c)	13,580	447,461
Insperity, Inc.	2,869	314,471
KBR, Inc.	11,097	706,435
ManpowerGroup, Inc.	3,999	310,482
Maximus, Inc.	4,948	415,137
Paylocity Holding Corp. (b)	3,555	610,962
Science Applications International Corp.	4,246	553,636
		6,083,047
Trading Companies & Distributors (1.7%)
Applied Industrial Technologies, Inc.	3,180	628,209
Core & Main, Inc. Class A (b)	13,934	797,721
GATX Corp.	2,898	388,419
MSC Industrial Direct Co., Inc. Class A	3,713	360,310
Watsco, Inc.	2,572	1,111,027
WESCO International, Inc.	3,643	623,973
		3,909,659
Information Technology (8.8%)
Communications Equipment (0.3%)
Ciena Corp. (b)	11,925	589,691
Lumentum Holdings, Inc. (b)	5,454	258,247
		847,938

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Electronic Equipment, Instruments & Components (2.3%)
Arrow Electronics, Inc. (b)	4,371	$565,870
Avnet, Inc.	7,405	367,140
Belden, Inc.	3,382	313,207
Cognex Corp.	14,156	600,497
Coherent Corp. (b)	10,831	656,575
Crane NXT Co.	3,889	240,729
IPG Photonics Corp. (b)	2,427	220,105
Littelfuse, Inc.	2,108	510,874
Novanta, Inc. (b) (c)	2,932	512,426
TD SYNNEX Corp.	4,669	528,064
Vishay Intertechnology, Inc.	10,370	235,191
Vontier Corp.	12,691	575,664
		5,326,342
IT Services (0.8%)
GoDaddy, Inc. Class A (b)	11,580	1,374,314
Kyndryl Holdings, Inc. (b)	18,922	411,743
		1,786,057
Semiconductors & Semiconductor Equipment (2.6%)
Allegro MicroSystems, Inc. (b)	5,828	157,123
Amkor Technology, Inc.	8,441	272,138
Cirrus Logic, Inc. (b)	4,433	410,318
Lattice Semiconductor Corp. (b)	11,348	887,754
MACOM Technology Solutions Holdings, Inc. (b)	4,466	427,128
MKS Instruments, Inc.	5,114	680,162
Onto Innovation, Inc. (b)	4,070	736,996
Power Integrations, Inc.	4,661	333,494
Rambus, Inc. (b)	8,817	544,979
Silicon Laboratories, Inc. (b)	2,598	373,385
Synaptics, Inc. (b)	3,247	316,777
Universal Display Corp.	3,589	604,567
Wolfspeed, Inc. (b)	10,294	303,673
		6,048,494
Software (2.3%)
Appfolio, Inc. Class A (b)	1,680	414,523
Aspen Technology, Inc. (b)	2,302	490,971
Blackbaud, Inc. (b)	3,449	255,709
CommVault Systems, Inc. (b)	3,516	356,628
Dolby Laboratories, Inc. Class A	4,839	405,363
Dropbox, Inc. Class A (b)	21,067	511,928
Dynatrace, Inc. (b)	19,678	913,846
Manhattan Associates, Inc. (b)	5,107	1,277,925
Qualys, Inc. (b)	3,009	502,112
Teradata Corp. (b)	8,011	309,785
		5,438,790
Technology Hardware Storage & Peripherals (0.5%)
Pure Storage, Inc. Class A (b)	24,425	1,269,856

Materials (6.8%)
Chemicals (2.3%)
Arcadium Lithium PLC (b) (c)	84,789	365,441
Ashland, Inc.	4,119	401,067
Avient Corp.	7,414	321,768
Axalta Coating Systems Ltd. (b) (c)	18,098	622,390
Cabot Corp.	4,537	418,312
Chemours Co.	12,207	320,556
NewMarket Corp.	628	398,541
Olin Corp.	9,884	581,179
RPM International, Inc.	10,585	1,259,086
Scotts Miracle-Gro Co.	3,419	255,023
Westlake Corp.	2,603	397,738
		5,341,101
Construction Materials (0.5%)
Eagle Materials, Inc.	2,894	786,445

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Knife River Corp. (b)	4,602	$373,130
		1,159,575
Containers & Packaging (1.6%)
AptarGroup, Inc.	5,456	785,064
Berry Global Group, Inc.	9,531	576,435
Crown Holdings, Inc.	9,843	780,156
Graphic Packaging Holding Co.	25,168	734,402
Greif, Inc. Class A	2,025	139,826
Silgan Holdings, Inc.	6,613	321,127
Sonoco Products Co.	7,996	462,489
		3,799,499
Metals & Mining (2.2%)
Alcoa Corp.	14,676	495,902
Cleveland-Cliffs, Inc. (b)	40,977	931,817
Commercial Metals Co.	9,571	562,488
MP Materials Corp. (b)	11,844	169,369
Reliance, Inc.	4,750	1,587,355
Royal Gold, Inc.	5,348	651,440
U.S. Steel Corp.	18,398	750,270
		5,148,641
Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	5,235	439,269

Real Estate (6.8%)
Diversified REITs (0.4%)
WP Carey, Inc.	17,982	1,014,904

Health Care REITs (0.6%)
Healthcare Realty Trust, Inc.	31,321	443,192
Omega Healthcare Investors, Inc.	20,171	638,816
Sabra Health Care REIT, Inc.	19,014	280,837
		1,362,845
Hotels & Resort REITs (0.1%)
Park Hotels & Resorts, Inc.	17,268	302,017

Industrial REITs (1.2%)
EastGroup Properties, Inc.	3,943	708,833
First Industrial Realty Trust, Inc.	10,871	571,162
Rexford Industrial Realty, Inc.	17,331	871,749
STAG Industrial, Inc.	14,931	573,948
		2,725,692
Office REITs (0.5%)
COPT Defense Properties	9,227	223,017
Cousins Properties, Inc.	12,481	300,043
Kilroy Realty Corp.	8,731	318,070
Vornado Realty Trust	13,147	378,239
		1,219,369
Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc. (b)	3,938	768,265

Residential REITs (1.1%)
American Homes 4 Rent Class A	26,155	961,981
Apartment Income REIT Corp.	11,881	385,776
Equity LifeStyle Properties, Inc.	15,331	987,317
Independence Realty Trust, Inc.	18,456	297,695
		2,632,769
Retail REITs (0.9%)
Agree Realty Corp.	8,237	470,497
Brixmor Property Group, Inc.	24,720	579,684
Kite Realty Group Trust	18,041	391,129
NNN REIT, Inc.	15,006	641,357
		2,082,667
Specialized REITs (1.7%)
CubeSmart	18,491	836,163
EPR Properties	6,179	262,299
Gaming & Leisure Properties, Inc.	21,958	1,011,605

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Lamar Advertising Co. Class A	7,164	$855,453
National Storage Affiliates Trust	6,308	247,021
PotlatchDeltic Corp.	6,468	304,125
Rayonier, Inc.	11,216	372,820
		3,889,486
Utilities (3.2%)
Electric Utilities (0.8%)
ALLETE, Inc.	4,661	277,982
IDACORP, Inc.	4,087	379,641
OGE Energy Corp.	16,470	564,921
PNM Resources, Inc.	6,970	262,351
Portland General Electric Co.	8,287	348,054
		1,832,949
Gas Utilities (0.9%)
National Fuel Gas Co.	7,477	401,665
New Jersey Resources Corp.	8,063	345,983
ONE Gas, Inc.	4,496	290,127
Southwest Gas Holdings, Inc.	4,885	371,895
Spire, Inc.	4,521	277,454
UGI Corp.	17,232	422,873
		2,109,997
Independent Power And Renewable Electricity Producers (1.0%)
Ormat Technologies, Inc.	4,342	287,397
Vistra Corp.	27,639	1,925,056
		2,212,453
Multi-Utilities (0.2%)
Black Hills Corp.	5,584	304,887
Northwestern Energy Group, Inc.	4,985	253,886
		558,773
Water Utilities (0.3%)
Essential Utilities, Inc.	20,677	766,083
Total common stocks (cost: $149,941,616)		224,277,951

	Principal
Long-Term Debt Securities (0.4%)
Government Obligation (0.4%)
U.S. Treasury (0.4%)
U.S. Treasury Note, 2.500%, 05/15/24 (d)	$1,000,000	996,530
Total long-term debt securities (cost: $997,416)		996,530

	Shares
Mutual Funds (0.1%)
Investment Companies (0.1%)
SPDR S&P MidCap 400 ETF Trust (e)	1,500	80,010
Total mutual funds (cost: $79,173)		80,010

Short-Term Securities (3.9%)
Investment Companies (3.9%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.260%	9,228,482	9,228,482
Total short-term securities (cost: $9,228,482)		9,228,482
Total investments in securities (cost: $160,246,687)		234,582,973
Liabilities in excess of cash and other assets (-0.1%)		(248,069)
Total net assets (100.0%)		$234,334,904

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 3.8% of net assets in foreign securities at March 31, 2024.
(d)	Fully or partially pledged as initial margin deposits on open futures contracts.
(e)	Reports and other information about these investment companies are available in the EDGAR database on the SEC’s website at www.sec.gov.

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Holdings of Open Futures Contracts

On March 31, 2024, securities with an aggregate market value $996,530 has been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 400 E-Mini Index Future	June 2024	32	Long	$9,509,794	$9,847,680	$337,886

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities

March 31, 2024

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (96.9%)
Communication Services (8.7%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	211,187	$3,716,891
Verizon Communications, Inc.	124,180	5,210,593
		8,927,484
Entertainment (1.3%)
Electronic Arts, Inc.	7,185	953,234
Live Nation Entertainment, Inc. (b)	4,155	439,474
Netflix, Inc. (b)	12,783	7,763,500
Take-Two Interactive Software, Inc. (b)	4,604	683,648
Walt Disney Co.	54,179	6,629,343
Warner Bros Discovery, Inc. (b)	65,544	572,199
		17,041,398
Interactive Media & Services (6.0%)
Alphabet, Inc. Class A (b)	174,059	26,270,725
Alphabet, Inc. Class C (b)	145,727	22,188,393
Match Group, Inc. (b)	8,028	291,256
Meta Platforms, Inc. Class A	64,982	31,553,959
		80,304,333
Media (0.6%)
Charter Communications, Inc. Class A (b)	2,917	847,768
Comcast Corp. Class A	117,036	5,073,511
Fox Corp. Class A	7,067	220,985
Fox Corp. Class B	3,851	110,216
Interpublic Group of Cos., Inc.	11,312	369,111
News Corp. Class A	11,219	293,713
News Corp. Class B	3,293	89,109
Omnicom Group, Inc.	5,761	557,434
Paramount Global Class B	14,250	167,722
		7,729,569
Wireless Telecommunication Services (0.2%)
T-Mobile U.S., Inc.	15,424	2,517,505

Consumer Discretionary (10.0%)
Automobile Components (0.1%)
Aptiv PLC (b) (c)	8,241	656,396
BorgWarner, Inc.	6,786	235,745
		892,141
Automobiles (1.3%)
Ford Motor Co.	115,275	1,530,852
General Motors Co.	34,098	1,546,344
Tesla, Inc. (b)	81,839	14,386,478
		17,463,674
Broadline Retail (3.7%)
Amazon.com, Inc. (b)	269,992	48,701,157
eBay, Inc.	15,329	809,065
Etsy, Inc. (b)	3,521	241,963
		49,752,185
Distributors (0.1%)
Genuine Parts Co.	4,110	636,762
LKQ Corp.	7,831	418,254
Pool Corp.	1,170	472,095
		1,527,111
Hotels, Restaurants & Leisure (2.0%)
Airbnb, Inc. Class A (b)	12,864	2,122,045
Booking Holdings, Inc.	1,031	3,740,344
Caesars Entertainment, Inc. (b)	6,334	277,049
Carnival Corp. (b) (c)	29,758	486,246
Chipotle Mexican Grill, Inc. (b)	810	2,354,484

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Darden Restaurants, Inc.	3,438	$574,662
Domino's Pizza, Inc.	1,070	531,661
Expedia Group, Inc. (b)	3,862	531,990
Hilton Worldwide Holdings, Inc.	7,448	1,588,733
Las Vegas Sands Corp.	10,884	562,703
Marriott International, Inc. Class A	7,287	1,838,583
McDonald's Corp.	21,424	6,040,497
MGM Resorts International (b)	8,071	381,032
Norwegian Cruise Line Holdings Ltd. (b) (c)	12,560	262,881
Royal Caribbean Cruises Ltd. (b) (c)	6,874	955,555
Starbucks Corp.	33,441	3,056,173
Wynn Resorts Ltd.	2,807	286,960
Yum! Brands, Inc.	8,274	1,147,190
		26,738,788
Household Durables (0.4%)
DR Horton, Inc.	8,820	1,451,331
Garmin Ltd. (c)	4,429	659,345
Lennar Corp. Class A	7,300	1,255,454
Mohawk Industries, Inc. (b)	1,513	198,037
NVR, Inc. (b)	100	809,996
PulteGroup, Inc.	6,265	755,684
		5,129,847
Leisure Products (0.0%)
Hasbro, Inc.	3,850	217,602

Specialty Retail (2.0%)
AutoZone, Inc. (b)	511	1,610,493
Bath & Body Works, Inc.	6,650	332,633
Best Buy Co., Inc.	5,654	463,798
CarMax, Inc. (b)	4,656	405,584
Home Depot, Inc.	29,397	11,276,689
Lowe's Cos., Inc.	16,987	4,327,099
O'Reilly Automotive, Inc. (b)	1,745	1,969,896
Ross Stores, Inc.	9,944	1,459,381
TJX Cos., Inc.	33,662	3,414,000
Tractor Supply Co.	3,209	839,859
Ulta Beauty, Inc. (b)	1,478	772,817
		26,872,249
Textiles, Apparel & Luxury Goods (0.4%)
Deckers Outdoor Corp. (b)	758	713,475
Lululemon Athletica, Inc. (b)	3,370	1,316,491
NIKE, Inc. Class B	35,952	3,378,769
Ralph Lauren Corp.	1,133	212,732
Tapestry, Inc.	6,728	319,445
VF Corp.	9,716	149,043
		6,089,955
Consumer Staples (5.8%)
Beverages (1.4%)
Brown-Forman Corp. Class B	5,325	274,876
Coca-Cola Co.	114,929	7,031,356
Constellation Brands, Inc. Class A	4,705	1,278,631
Keurig Dr Pepper, Inc.	30,762	943,471
Molson Coors Beverage Co. Class B	5,447	366,311
Monster Beverage Corp. (b)	21,819	1,293,430
PepsiCo, Inc.	40,596	7,104,706
		18,292,781
Consumer Staples Distribution & Retail (1.8%)
Costco Wholesale Corp.	13,107	9,602,581
Dollar General Corp.	6,443	1,005,495
Dollar Tree, Inc. (b)	6,113	813,946
Kroger Co.	19,549	1,116,834
Sysco Corp.	14,704	1,193,671
Target Corp.	13,636	2,416,436
Walgreens Boots Alliance, Inc.	21,141	458,548
Walmart, Inc.	126,436	7,607,654
		24,215,165

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Food Products (0.8%)
Archer-Daniels-Midland Co.	15,754	$989,509
Bunge Global SA (c)	4,231	433,762
Campbell Soup Co.	5,789	257,321
Conagra Brands, Inc.	14,118	418,458
General Mills, Inc.	16,773	1,173,607
Hershey Co.	4,365	848,992
Hormel Foods Corp.	8,484	296,007
J M Smucker Co.	3,085	388,309
Kellanova	7,712	441,820
Kraft Heinz Co.	23,548	868,921
Lamb Weston Holdings, Inc.	4,217	449,237
McCormick & Co., Inc.	7,416	569,623
Mondelez International, Inc. Class A	39,770	2,783,900
Tyson Foods, Inc. Class A	8,390	492,745
		10,412,211
Household Products (1.2%)
Church & Dwight Co., Inc.	7,206	751,658
Clorox Co.	3,620	554,258
Colgate-Palmolive Co.	24,319	2,189,926
Kimberly-Clark Corp.	9,931	1,284,575
Procter & Gamble Co.	69,500	11,276,375
		16,056,792
Personal Products (0.1%)
Estee Lauder Cos., Inc. Class A	6,831	1,052,998
Kenvue, Inc.	50,906	1,092,443
		2,145,441
Tobacco (0.5%)
Altria Group, Inc.	52,086	2,271,991
Philip Morris International, Inc.	45,854	4,201,144
		6,473,135
Energy (3.8%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	29,562	990,327
Halliburton Co.	26,290	1,036,352
Schlumberger NV (c)	42,160	2,310,789
		4,337,468
Oil, Gas & Consumable Fuels (3.5%)
APA Corp.	10,696	367,729
Chevron Corp.	51,229	8,080,862
ConocoPhillips	34,797	4,428,962
Coterra Energy, Inc.	22,217	619,410
Devon Energy Corp.	18,924	949,606
Diamondback Energy, Inc.	5,264	1,043,167
EOG Resources, Inc.	17,224	2,201,916
EQT Corp.	12,149	450,363
Exxon Mobil Corp.	117,290	13,633,790
Hess Corp.	8,130	1,240,963
Kinder Morgan, Inc.	57,118	1,047,544
Marathon Oil Corp.	17,286	489,885
Marathon Petroleum Corp.	10,869	2,190,104
Occidental Petroleum Corp.	19,440	1,263,406
ONEOK, Inc.	17,206	1,379,405
Phillips 66	12,700	2,074,418
Pioneer Natural Resources Co.	6,862	1,801,275
Targa Resources Corp.	6,515	729,615
Valero Energy Corp.	10,055	1,716,288
Williams Cos., Inc.	35,931	1,400,231
		47,108,939
Financial (12.8%)
Capital Markets (2.7%)
Ameriprise Financial, Inc.	2,960	1,297,782
Bank of New York Mellon Corp.	22,428	1,292,301
BlackRock, Inc.	4,113	3,429,008
Blackstone, Inc.	21,205	2,785,701

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Cboe Global Markets, Inc.	3,054	$561,111
Charles Schwab Corp.	43,956	3,179,777
CME Group, Inc.	10,633	2,289,179
FactSet Research Systems, Inc.	1,121	509,371
Franklin Resources, Inc.	8,865	249,195
Goldman Sachs Group, Inc.	9,632	4,023,190
Intercontinental Exchange, Inc.	16,913	2,324,354
Invesco Ltd. (c)	13,276	220,249
MarketAxess Holdings, Inc.	1,069	234,378
Moody's Corp.	4,607	1,810,689
Morgan Stanley	37,003	3,484,203
MSCI, Inc.	2,336	1,309,211
Nasdaq, Inc.	11,232	708,739
Northern Trust Corp.	6,053	538,233
Raymond James Financial, Inc.	5,542	711,704
S&P Global, Inc.	9,490	4,037,521
State Street Corp.	8,918	689,540
T Rowe Price Group, Inc.	6,609	805,769
		36,491,205
Commercial Banks (3.3%)
Bank of America Corp.	203,358	7,711,335
Citigroup, Inc.	56,211	3,554,784
Citizens Financial Group, Inc.	13,770	499,713
Comerica, Inc.	3,825	210,337
Fifth Third Bancorp	20,118	748,591
Huntington Bancshares, Inc.	42,778	596,753
JPMorgan Chase & Co.	85,391	17,103,817
KeyCorp	27,663	437,352
M&T Bank Corp.	4,829	702,330
PNC Financial Services Group, Inc.	11,756	1,899,770
Regions Financial Corp.	27,291	574,203
Truist Financial Corp.	39,394	1,535,578
U.S. Bancorp	45,989	2,055,708
Wells Fargo & Co.	106,298	6,161,032
		43,791,303
Consumer Finance (0.5%)
American Express Co.	16,891	3,845,912
Capital One Financial Corp.	11,235	1,672,779
Discover Financial Services	7,302	957,219
Synchrony Financial	12,016	518,130
		6,994,040
Financial Services (4.2%)
Berkshire Hathaway, Inc. Class B (b)	53,740	22,598,745
Corpay, Inc. (b)	2,094	646,083
Fidelity National Information Services, Inc.	17,500	1,298,150
Fiserv, Inc. (b)	17,727	2,833,129
Global Payments, Inc.	7,665	1,024,504
Jack Henry & Associates, Inc.	2,088	362,748
Mastercard, Inc. Class A	24,369	11,735,379
PayPal Holdings, Inc. (b)	31,655	2,120,569
Visa, Inc. Class A	46,715	13,037,222
		55,656,529
Insurance (2.1%)
Aflac, Inc.	15,548	1,334,951
Allstate Corp.	7,692	1,330,793
American International Group, Inc.	20,735	1,620,855
Aon PLC Class A (c)	5,890	1,965,611
Arch Capital Group Ltd. (b) (c)	10,958	1,012,957
Arthur J Gallagher & Co.	6,395	1,599,006
Assurant, Inc.	1,455	273,889
Brown & Brown, Inc.	6,938	607,353
Chubb Ltd. (c)	11,970	3,101,786
Cincinnati Financial Corp.	4,577	568,326
Everest Group Ltd. (c)	1,252	497,670
Globe Life, Inc.	2,474	287,899
Hartford Financial Services Group, Inc.	8,816	908,489
Loews Corp.	5,350	418,851
Marsh & McLennan Cos., Inc.	14,532	2,993,301

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

MetLife, Inc.	18,131	$1,343,688
Principal Financial Group, Inc.	6,473	558,685
Progressive Corp.	17,288	3,575,504
Prudential Financial, Inc.	10,662	1,251,719
Travelers Cos., Inc.	6,740	1,551,144
W R Berkley Corp.	5,929	524,361
Willis Towers Watson PLC (c)	3,021	830,775
		28,157,613
Health Care (12.0%)
Biotechnology (1.9%)
AbbVie, Inc.	52,148	9,496,151
Amgen, Inc.	15,802	4,492,825
Biogen, Inc. (b)	4,245	915,349
Gilead Sciences, Inc.	36,802	2,695,747
Incyte Corp. (b)	5,414	308,436
Moderna, Inc. (b)	9,783	1,042,476
Regeneron Pharmaceuticals, Inc. (b)	3,121	3,003,931
Vertex Pharmaceuticals, Inc. (b)	7,612	3,181,892
		25,136,807
Health Care Equipment & Supplies (2.5%)
Abbott Laboratories	51,277	5,828,144
Align Technology, Inc. (b)	2,132	699,125
Baxter International, Inc.	14,999	641,057
Becton Dickinson & Co.	8,533	2,111,491
Boston Scientific Corp. (b)	43,270	2,963,562
Cooper Cos., Inc.	5,864	594,961
DENTSPLY SIRONA, Inc.	6,193	205,546
Dexcom, Inc. (b)	11,386	1,579,238
Edwards Lifesciences Corp. (b)	17,914	1,711,862
GE HealthCare Technologies, Inc.	12,515	1,137,739
Hologic, Inc. (b)	6,933	540,497
IDEXX Laboratories, Inc. (b)	2,488	1,343,346
Insulet Corp. (b)	2,003	343,314
Intuitive Surgical, Inc. (b)	10,407	4,153,330
Medtronic PLC (c)	39,273	3,422,642
ResMed, Inc.	4,306	852,717
STERIS PLC (c)	2,875	646,357
Stryker Corp.	9,988	3,574,406
Teleflex, Inc.	1,354	306,234
Zimmer Biomet Holdings, Inc.	6,143	810,753
		33,466,321
Health Care Providers & Services (2.5%)
Cardinal Health, Inc.	7,184	803,890
Cencora, Inc.	4,890	1,188,221
Centene Corp. (b)	15,786	1,238,885
Cigna Group	8,640	3,137,962
CVS Health Corp.	37,170	2,964,679
DaVita, Inc. (b)	1,577	217,705
Elevance Health, Inc.	6,940	3,598,668
HCA Healthcare, Inc.	5,836	1,946,481
Henry Schein, Inc. (b)	3,772	284,861
Humana, Inc.	3,610	1,251,659
Laboratory Corp. of America Holdings	2,444	533,916
McKesson Corp.	3,882	2,084,052
Molina Healthcare, Inc. (b)	1,740	714,844
Quest Diagnostics, Inc.	3,261	434,072
UnitedHealth Group, Inc.	27,319	13,514,709
Universal Health Services, Inc. Class B	1,799	328,246
		34,242,850
Life Sciences Tools & Services (1.4%)
Agilent Technologies, Inc.	8,591	1,250,076
Bio-Rad Laboratories, Inc. Class A (b)	592	204,755
Bio-Techne Corp.	4,580	322,386
Charles River Laboratories International, Inc. (b)	1,510	409,135
Danaher Corp.	19,425	4,850,811
Illumina, Inc. (b)	4,659	639,774
IQVIA Holdings, Inc. (b)	5,390	1,363,077

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Mettler-Toledo International, Inc. (b)	669	$890,633
Revvity, Inc.	3,558	373,590
Thermo Fisher Scientific, Inc.	11,412	6,632,769
Waters Corp. (b)	1,744	600,337
West Pharmaceutical Services, Inc.	2,230	882,433
		18,419,776
Pharmaceuticals (3.7%)
Bristol-Myers Squibb Co.	60,100	3,259,223
Catalent, Inc. (b)	5,337	301,274
Eli Lilly & Co.	23,553	18,323,292
Johnson & Johnson	71,103	11,247,783
Merck & Co., Inc.	74,846	9,875,930
Pfizer, Inc.	166,776	4,628,034
Viatris, Inc.	35,434	423,082
Zoetis, Inc.	13,560	2,294,487
		50,353,105
Industrials (8.5%)
Aerospace & Defense (1.4%)
Axon Enterprise, Inc. (b)	2,040	638,275
Boeing Co. (b)	16,920	3,265,391
General Dynamics Corp.	6,747	1,905,960
Howmet Aerospace, Inc.	11,553	790,572
Huntington Ingalls Industries, Inc.	1,189	346,558
L3Harris Technologies, Inc.	5,531	1,178,656
Lockheed Martin Corp.	6,352	2,889,334
Northrop Grumman Corp.	4,143	1,983,088
RTX Corp.	39,190	3,822,201
Textron, Inc.	5,745	551,118
TransDigm Group, Inc.	1,669	2,055,540
		19,426,693
Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	3,350	255,069
Expeditors International of Washington, Inc.	4,239	515,335
FedEx Corp.	6,790	1,967,335
United Parcel Service, Inc. Class B	21,362	3,175,034
		5,912,773
Building Products (0.5%)
A O Smith Corp.	3,550	317,583
Allegion PLC (c)	2,554	344,050
Builders FirstSource, Inc. (b)	3,598	750,363
Carrier Global Corp.	24,677	1,434,474
Johnson Controls International PLC (c)	20,129	1,314,826
Masco Corp.	6,491	512,010
Trane Technologies PLC (c)	6,721	2,017,644
		6,690,950
Commercial Services & Supplies (0.6%)
Cintas Corp.	2,590	1,779,408
Copart, Inc. (b)	25,809	1,494,857
Republic Services, Inc.	6,016	1,151,703
Rollins, Inc.	8,233	380,941
Veralto Corp.	6,475	574,073
Waste Management, Inc.	10,826	2,307,562
		7,688,544
Construction & Engineering (0.1%)
Quanta Services, Inc.	4,302	1,117,660

Electrical Equipment (0.6%)
AMETEK, Inc.	6,817	1,246,829
Eaton Corp. PLC (c)	11,794	3,687,748
Emerson Electric Co.	16,886	1,915,210
Generac Holdings, Inc. (b)	1,718	216,709
Hubbell, Inc.	1,610	668,231
Rockwell Automation, Inc.	3,413	994,309
		8,729,036

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Ground Transportation (1.1%)
CSX Corp.	58,368	$2,163,702
JB Hunt Transport Services, Inc.	2,371	472,422
Norfolk Southern Corp.	6,672	1,700,492
Old Dominion Freight Line, Inc.	5,286	1,159,273
Uber Technologies, Inc. (b)	60,782	4,679,606
Union Pacific Corp.	18,011	4,429,445
		14,604,940
Industrial Conglomerates (0.8%)
3M Co.	16,324	1,731,486
General Electric Co.	32,145	5,642,412
Honeywell International, Inc.	19,472	3,996,628
		11,370,526
Machinery (1.8%)
Caterpillar, Inc.	15,037	5,510,008
Cummins, Inc.	4,030	1,187,440
Deere & Co.	7,691	3,159,001
Dover Corp.	4,080	722,935
Fortive Corp.	10,344	889,791
IDEX Corp.	2,249	548,801
Illinois Tool Works, Inc.	8,031	2,154,958
Ingersoll Rand, Inc.	11,935	1,133,228
Nordson Corp.	1,610	442,009
Otis Worldwide Corp.	11,975	1,188,758
PACCAR, Inc.	15,449	1,913,977
Parker-Hannifin Corp.	3,793	2,108,112
Pentair PLC (c)	4,870	416,093
Snap-on, Inc.	1,555	460,622
Stanley Black & Decker, Inc.	4,443	435,103
Westinghouse Air Brake Technologies Corp.	5,195	756,808
Xylem, Inc.	7,047	910,754
		23,938,398
Passenger Airlines (0.2%)
American Airlines Group, Inc. (b)	19,325	296,639
Delta Air Lines, Inc.	18,914	905,413
Southwest Airlines Co.	17,623	514,415
United Airlines Holdings, Inc. (b)	9,678	463,383
		2,179,850
Professional Services (0.7%)
Automatic Data Processing, Inc.	12,133	3,030,096
Broadridge Financial Solutions, Inc.	3,441	704,923
Dayforce, Inc. (b)	4,600	304,566
Equifax, Inc.	3,663	979,926
Jacobs Solutions, Inc.	3,707	569,877
Leidos Holdings, Inc.	4,058	531,963
Paychex, Inc.	9,458	1,161,442
Paycom Software, Inc.	1,340	266,673
Robert Half, Inc.	3,052	241,963
Verisk Analytics, Inc.	4,282	1,009,396
		8,800,825
Trading Companies & Distributors (0.3%)
Fastenal Co.	16,901	1,303,743
United Rentals, Inc.	1,985	1,431,403
WW Grainger, Inc.	1,386	1,409,978
		4,145,124
Information Technology (28.7%)
Communications Equipment (0.8%)
Arista Networks, Inc. (b)	7,443	2,158,321
Cisco Systems, Inc.	120,021	5,990,248
F5, Inc. (b)	1,721	326,285
Juniper Networks, Inc.	9,506	352,292
Motorola Solutions, Inc.	4,945	1,755,376
		10,582,522
Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp. Class A	17,717	2,043,656

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

CDW Corp.	3,927	$1,004,448
Corning, Inc.	22,680	747,533
Jabil, Inc.	3,734	500,169
Keysight Technologies, Inc. (b)	5,159	806,764
TE Connectivity Ltd. (c)	9,120	1,324,589
Teledyne Technologies, Inc. (b)	1,368	587,310
Trimble, Inc. (b)	7,267	467,704
Zebra Technologies Corp. Class A (b)	1,510	455,174
		7,937,347
IT Services (1.1%)
Accenture PLC Class A (c)	18,519	6,418,870
Akamai Technologies, Inc. (b)	4,414	480,067
Cognizant Technology Solutions Corp. Class A	14,709	1,078,023
EPAM Systems, Inc. (b)	1,689	466,434
Gartner, Inc. (b)	2,311	1,101,584
International Business Machines Corp.	27,026	5,160,885
VeriSign, Inc. (b)	2,588	490,452
		15,196,315
Semiconductors & Semiconductor Equipment (10.0%)
Advanced Micro Devices, Inc. (b)	47,725	8,613,885
Analog Devices, Inc.	14,645	2,896,635
Applied Materials, Inc.	24,576	5,068,309
Broadcom, Inc.	12,998	17,227,679
Enphase Energy, Inc. (b)	3,922	474,484
First Solar, Inc. (b)	3,106	524,293
Intel Corp.	124,881	5,515,994
KLA Corp.	4,055	2,832,701
Lam Research Corp.	3,873	3,762,891
Microchip Technology, Inc.	15,961	1,431,861
Micron Technology, Inc.	32,605	3,843,803
Monolithic Power Systems, Inc.	1,410	955,162
NVIDIA Corp.	72,956	65,920,123
NXP Semiconductors NV (c)	7,613	1,886,273
ON Semiconductor Corp. (b)	12,621	928,275
Qorvo, Inc. (b)	2,759	316,816
QUALCOMM, Inc.	32,963	5,580,636
Skyworks Solutions, Inc.	4,648	503,471
Teradyne, Inc.	4,464	503,673
Texas Instruments, Inc.	26,857	4,678,758
		133,465,722
Software (10.4%)
Adobe, Inc. (b)	13,351	6,736,915
ANSYS, Inc. (b)	2,527	877,273
Autodesk, Inc. (b)	6,304	1,641,688
Cadence Design Systems, Inc. (b)	8,036	2,501,446
Fair Isaac Corp. (b)	762	952,203
Fortinet, Inc. (b)	18,825	1,285,936
Gen Digital, Inc.	16,554	370,810
Intuit, Inc.	8,269	5,374,850
Microsoft Corp.	219,471	92,335,839
Oracle Corp.	47,092	5,915,226
Palo Alto Networks, Inc. (b)	9,315	2,646,671
PTC, Inc. (b)	3,467	655,055
Roper Technologies, Inc.	3,155	1,769,450
Salesforce, Inc.	28,592	8,611,338
ServiceNow, Inc. (b)	6,055	4,616,332
Synopsys, Inc. (b)	4,546	2,598,039
Tyler Technologies, Inc. (b)	1,286	546,563
		139,435,634
Technology Hardware Storage & Peripherals (5.8%)
Apple, Inc. (d)	428,736	73,519,649
Hewlett Packard Enterprise Co.	38,345	679,857
HP, Inc.	25,755	778,316
NetApp, Inc.	6,085	638,742
Seagate Technology Holdings PLC (c)	5,682	528,710
Super Micro Computer, Inc. (b)	1,488	1,502,925

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Western Digital Corp. (b)	9,577	$653,535
		78,301,734
Materials (2.3%)
Chemicals (1.5%)
Air Products & Chemicals, Inc.	6,544	1,585,415
Albemarle Corp.	3,392	446,862
Celanese Corp.	2,891	496,847
CF Industries Holdings, Inc.	5,579	464,229
Corteva, Inc.	20,728	1,195,384
Dow, Inc.	20,743	1,201,642
DuPont de Nemours, Inc.	12,704	974,016
Eastman Chemical Co.	3,385	339,245
Ecolab, Inc.	7,495	1,730,595
FMC Corp.	3,606	229,702
International Flavors & Fragrances, Inc.	7,503	645,183
Linde PLC (c)	14,322	6,649,991
LyondellBasell Industries NV Class A (c)	7,532	770,373
Mosaic Co.	9,653	313,336
PPG Industries, Inc.	6,925	1,003,432
Sherwin-Williams Co.	6,926	2,405,608
		20,451,860
Construction Materials (0.2%)
Martin Marietta Materials, Inc.	1,799	1,104,478
Vulcan Materials Co.	3,947	1,077,215
		2,181,693
Containers & Packaging (0.2%)
Amcor PLC (c)	42,690	405,982
Avery Dennison Corp.	2,330	520,172
Ball Corp.	9,305	626,785
International Paper Co.	10,186	397,458
Packaging Corp. of America	2,582	490,012
Westrock Co.	7,510	371,370
		2,811,779
Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	42,354	1,991,485
Newmont Corp.	34,040	1,219,994
Nucor Corp.	7,261	1,436,952
Steel Dynamics, Inc.	4,458	660,809
		5,309,240
Real Estate (2.2%)
Health Care REITs (0.2%)
Healthpeak Properties, Inc.	20,909	392,044
Ventas, Inc.	11,877	517,124
Welltower, Inc.	16,347	1,527,464
		2,436,632
Hotels & Resort REITs (0.0%)
Host Hotels & Resorts, Inc.	20,836	430,888

Industrial REITs (0.2%)
Prologis, Inc.	27,291	3,553,834

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc.	4,569	588,990
Boston Properties, Inc.	4,210	274,955
		863,945
Real Estate Management & Development (0.1%)
CBRE Group, Inc. Class A (b)	8,783	854,059
CoStar Group, Inc. (b)	12,061	1,165,093
		2,019,152
Residential REITs (0.3%)
AvalonBay Communities, Inc.	4,141	768,404
Camden Property Trust	3,134	308,386
Equity Residential	10,177	642,270
Essex Property Trust, Inc.	1,910	467,587

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Invitation Homes, Inc.	16,990	$605,014
Mid-America Apartment Communities, Inc.	3,437	452,240
UDR, Inc.	8,899	332,912
		3,576,813
Retail REITs (0.3%)
Federal Realty Investment Trust	2,085	212,920
Kimco Realty Corp.	19,675	385,827
Realty Income Corp.	24,564	1,328,913
Regency Centers Corp.	4,791	290,143
Simon Property Group, Inc.	9,623	1,505,903
		3,723,706
Specialized REITs (1.0%)
American Tower Corp.	13,769	2,720,617
Crown Castle, Inc.	12,809	1,355,577
Digital Realty Trust, Inc.	8,886	1,279,939
Equinix, Inc.	2,852	2,353,841
Extra Space Storage, Inc.	6,206	912,282
Iron Mountain, Inc.	8,624	691,731
Public Storage	4,641	1,346,168
SBA Communications Corp.	3,134	679,138
VICI Properties, Inc.	30,556	910,263
Weyerhaeuser Co.	21,554	774,004
		13,023,560
Utilities (2.1%)
Electric Utilities (1.4%)
Alliant Energy Corp.	7,537	379,865
American Electric Power Co., Inc.	15,532	1,337,305
Constellation Energy Corp.	9,433	1,743,690
Duke Energy Corp.	22,772	2,202,280
Edison International	11,329	801,300
Entergy Corp.	6,211	656,378
Evergy, Inc.	6,750	360,315
Eversource Energy	10,317	616,647
Exelon Corp.	29,401	1,104,596
FirstEnergy Corp.	15,253	589,071
NextEra Energy, Inc.	60,600	3,872,946
NRG Energy, Inc.	6,665	451,154
PG&E Corp.	63,016	1,056,148
Pinnacle West Capital Corp.	3,292	246,011
PPL Corp.	21,772	599,383
Southern Co.	32,213	2,310,961
Xcel Energy, Inc.	16,298	876,018
		19,204,068
Gas Utilities (0.0%)
Atmos Energy Corp.	4,356	517,798

Independent Power And Renewable Electricity Producers (0.0%)
AES Corp.	19,778	354,619

Multi-Utilities (0.6%)
Ameren Corp.	7,762	574,077
CenterPoint Energy, Inc.	18,644	531,168
CMS Energy Corp.	8,670	523,148
Consolidated Edison, Inc.	10,153	921,994
Dominion Energy, Inc.	24,716	1,215,780
DTE Energy Co.	6,049	678,335
NiSource, Inc.	12,205	337,590
Public Service Enterprise Group, Inc.	14,718	982,868
Sempra	18,588	1,335,176
WEC Energy Group, Inc.	9,265	760,842
		7,860,978
Water Utilities (0.1%)
American Water Works Co., Inc.	5,742	701,730
Total common stocks (cost: $368,621,787)		1,301,502,210

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Short-Term Securities (3.0%)
Investment Companies (3.0%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.260%	40,432,114	$40,432,114
Total short-term securities (cost: $40,432,114)		40,432,114
Total investments in securities (cost: $409,053,901)		1,341,934,324
Cash and other assets in excess of liabilities (0.1%)		854,901
Total net assets (100.0%)		$1,342,789,225

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 3.2% of net assets in foreign securities at March 31, 2024.
(d)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts
On March 31, 2024, securities with an aggregate market value of $24,007,200 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	June 2024	150	Long	$38,860,963	$39,813,750	$952,787

See accompanying notes to investments in securities.

SFT Real Estate Securities Fund

Investments in Securities

March 31, 2024

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.6%)
Consumer Discretionary (2.1%)
Hotels, Restaurants & Leisure (2.1%)
Boyd Gaming Corp.	22,771	$1,532,944
Caesars Entertainment, Inc. (b)	21,544	942,334
		2,475,278
Real Estate (96.5%)
Diversified REITs (1.6%)
WP Carey, Inc.	34,002	1,919,073

Health Care REITs (10.1%)
Healthcare Realty Trust, Inc.	186,178	2,634,419
Healthpeak Properties, Inc.	34,014	637,762
Welltower, Inc.	93,971	8,780,650
		12,052,831
Hotels & Resort REITs (0.7%)
Host Hotels & Resorts, Inc.	42,930	887,792

Industrial REITs (10.3%)
Americold Realty Trust, Inc.	75,380	1,878,470
Prologis, Inc.	79,492	10,351,448
		12,229,918
Office REITs (1.7%)
Highwoods Properties, Inc.	76,500	2,002,770

Residential REITs (17.3%)
American Homes 4 Rent Class A	53,704	1,975,233
Apartment Income REIT Corp.	39,430	1,280,292
Camden Property Trust	18,744	1,844,410
Essex Property Trust, Inc.	13,677	3,348,266
Invitation Homes, Inc.	161,830	5,762,766
Sun Communities, Inc.	30,656	3,941,749
UDR, Inc.	65,965	2,467,751
		20,620,467
Retail REITs (13.8%)
Kimco Realty Corp.	75,207	1,474,809
Realty Income Corp.	103,694	5,609,846
Simon Property Group, Inc.	60,013	9,391,434
		16,476,089
Specialized REITs (41.0%)
American Tower Corp.	31,592	6,242,263
Crown Castle, Inc.	54,311	5,747,733
Digital Realty Trust, Inc.	59,399	8,555,832
Equinix, Inc.	7,040	5,810,323
Extra Space Storage, Inc.	25,819	3,795,393
Iron Mountain, Inc.	73,169	5,868,886
Public Storage	7,414	2,150,505
SBA Communications Corp.	19,211	4,163,024
VICI Properties, Inc.	122,437	3,647,398
Weyerhaeuser Co.	78,970	2,835,813
		48,817,170
Total common stocks (cost: $116,391,759)		117,481,388

Short-Term Securities (1.0%)
Investment Companies (1.0%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.260%	1,204,232	1,204,232
Total short-term securities (cost: $1,204,232)		1,204,232
Total investments in securities (cost: $117,595,991)		118,685,620
Cash and other assets in excess of liabilities (0.4%)		438,656
Total net assets (100.0%)		$119,124,276

See accompanying notes to investments in securities.

SFT Real Estate Securities Fund

Investments in Securities – continued

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Non-income producing security.

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities

March 31, 2024

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.4%)
Communication Services (1.3%)
Media (0.3%)
Comcast Corp. Class A	16,800	$728,280

Wireless Telecommunication Services (1.0%)
T-Mobile U.S., Inc.	12,846	2,096,724

Consumer Discretionary (5.5%)
Diversified Consumer Services (0.3%)
Service Corp. International	9,198	682,584

Hotels, Restaurants & Leisure (2.2%)
Booking Holdings, Inc.	628	2,278,309
Hilton Worldwide Holdings, Inc.	3,300	703,923
McDonald's Corp.	3,695	1,041,805
Norwegian Cruise Line Holdings Ltd. (b) (c)	30,200	632,086
		4,656,123
Specialty Retail (2.5%)
AutoZone, Inc. (b)	390	1,229,143
Home Depot, Inc.	5,276	2,023,874
Tractor Supply Co.	3,400	889,848
Ulta Beauty, Inc. (b)	2,050	1,071,904
		5,214,769
Textiles, Apparel & Luxury Goods (0.5%)
Cie Financiere Richemont SA Class A (c)	6,244	953,203

Consumer Staples (8.7%)
Beverages (1.4%)
Coca-Cola Co.	41,312	2,527,468
Keurig Dr Pepper, Inc.	13,700	420,179
		2,947,647
Consumer Staples Distribution & Retail (1.4%)
Dollar Tree, Inc. (b)	991	131,952
Walmart, Inc.	45,441	2,734,185
		2,866,137
Food Products (1.1%)
Mondelez International, Inc. Class A	32,579	2,280,530

Household Products (2.5%)
Colgate-Palmolive Co.	25,400	2,287,270
Procter & Gamble Co.	18,269	2,964,145
		5,251,415
Personal Products (2.3%)
Kenvue, Inc.	223,924	4,805,409

Energy (10.4%)
Energy Equipment & Services (3.1%)
Halliburton Co.	94,600	3,729,132
Schlumberger NV (c)	48,400	2,652,804
		6,381,936
Oil, Gas & Consumable Fuels (7.3%)
Chevron Corp.	5,035	794,221
ConocoPhillips	31,200	3,971,136
Diamondback Energy, Inc.	5,100	1,010,667
EQT Corp.	61,035	2,262,568
Exxon Mobil Corp.	20,938	2,433,833
Kinder Morgan, Inc.	36,300	665,742
Phillips 66	3,400	555,356
Pioneer Natural Resources Co.	1,400	367,500
Range Resources Corp.	75,000	2,582,250
Williams Cos., Inc.	17,394	677,844
		15,321,117

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities – continued

Financial (22.8%)
Capital Markets (2.4%)
Charles Schwab Corp.	27,600	$1,996,584
CME Group, Inc.	5,800	1,248,682
Goldman Sachs Group, Inc.	4,125	1,722,971
		4,968,237
Commercial Banks (7.3%)
Bank of America Corp.	98,319	3,728,256
Citigroup, Inc.	33,100	2,093,244
East West Bancorp, Inc.	5,643	446,418
JPMorgan Chase & Co.	32,859	6,581,658
PNC Financial Services Group, Inc.	4,385	708,616
Wells Fargo & Co.	29,674	1,719,905
		15,278,097
Consumer Finance (1.4%)
American Express Co.	12,904	2,938,112

Financial Services (7.4%)
Berkshire Hathaway, Inc. Class B (b)	17,480	7,350,689
Corebridge Financial, Inc.	25,974	746,233
Corpay, Inc. (b)	2,822	870,700
Fiserv, Inc. (b)	32,639	5,216,365
Visa, Inc. Class A	4,600	1,283,768
		15,467,755
Insurance (4.3%)
Allstate Corp.	11,927	2,063,490
Chubb Ltd. (c)	3,224	835,435
Hartford Financial Services Group, Inc.	3,755	386,953
MetLife, Inc.	35,133	2,603,707
Progressive Corp.	5,002	1,034,514
Travelers Cos., Inc.	8,889	2,045,714
		8,969,813
Health Care (15.9%)
Health Care Equipment & Supplies (1.6%)
GE HealthCare Technologies, Inc.	17,448	1,586,198
Hologic, Inc. (b)	8,363	651,979
Medtronic PLC (c)	13,200	1,150,380
		3,388,557
Health Care Providers & Services (7.8%)
Cencora, Inc.	13,900	3,377,561
Cigna Group	4,400	1,598,036
Elevance Health, Inc.	11,136	5,774,461
HCA Healthcare, Inc.	4,847	1,616,620
Tenet Healthcare Corp. (b)	13,896	1,460,609
UnitedHealth Group, Inc.	5,187	2,566,009
		16,393,296
Life Sciences Tools & Services (1.9%)
Agilent Technologies, Inc.	1,400	203,714
Danaher Corp.	6,531	1,630,921
Thermo Fisher Scientific, Inc.	3,544	2,059,808
		3,894,443
Pharmaceuticals (4.6%)
AstraZeneca PLC ADR (c)	38,255	2,591,776
Bristol-Myers Squibb Co.	4,000	216,920
Johnson & Johnson	24,634	3,896,853
Merck & Co., Inc.	22,100	2,916,095
		9,621,644
Industrials (13.9%)
Aerospace & Defense (1.8%)
General Dynamics Corp.	6,800	1,920,932
L3Harris Technologies, Inc.	8,416	1,793,449
		3,714,381

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities – continued

Commercial Services & Supplies (0.1%)
Veralto Corp.	2,000	$177,320

Electrical Equipment (1.8%)
AMETEK, Inc.	10,613	1,941,118
Rockwell Automation, Inc.	6,300	1,835,379
		3,776,497
Ground Transportation (3.3%)
CSX Corp.	87,275	3,235,284
Norfolk Southern Corp.	5,530	1,409,431
Union Pacific Corp.	9,676	2,379,619
		7,024,334
Industrial Conglomerates (2.8%)
General Electric Co.	17,897	3,141,461
Honeywell International, Inc.	6,000	1,231,500
Siemens AG (c)	7,812	1,493,004
		5,865,965
Machinery (3.7%)
Caterpillar, Inc.	200	73,286
Cummins, Inc.	7,900	2,327,735
Deere & Co.	1,775	729,063
Dover Corp.	3,900	691,041
IDEX Corp.	5,300	1,293,306
Westinghouse Air Brake Technologies Corp.	17,923	2,611,023
		7,725,454
Trading Companies & Distributors (0.4%)
Ferguson PLC (c)	3,600	786,348

Information Technology (10.8%)
Electronic Equipment, Instruments & Components (2.0%)
Amphenol Corp. Class A	10,700	1,234,245
Keysight Technologies, Inc. (b)	8,000	1,251,040
TE Connectivity Ltd. (c)	11,794	1,712,960
		4,198,245
Semiconductors & Semiconductor Equipment (7.2%)
Analog Devices, Inc.	7,300	1,443,867
Applied Materials, Inc.	6,482	1,336,783
Intel Corp.	42,200	1,863,974
Lam Research Corp.	1,484	1,441,810
Micron Technology, Inc.	21,500	2,534,635
NXP Semiconductors NV (c)	4,761	1,179,633
QUALCOMM, Inc.	12,900	2,183,970
Texas Instruments, Inc.	17,352	3,022,892
		15,007,564
Software (1.6%)
Adobe, Inc. (b)	3,035	1,531,461
Microsoft Corp.	2,465	1,037,075
Salesforce, Inc.	3,000	903,540
		3,472,076
Materials (3.9%)
Chemicals (1.6%)
Linde PLC (c)	4,800	2,228,736
Mosaic Co.	18,800	610,248
Nutrien Ltd. (c)	8,037	436,489
		3,275,473
Construction Materials (0.3%)
Martin Marietta Materials, Inc.	1,051	645,251

Metals & Mining (2.0%)
Franco-Nevada Corp. (c)	6,500	774,540
Freeport-McMoRan, Inc.	40,700	1,913,714
Southern Copper Corp.	5,778	615,473
Wheaton Precious Metals Corp. (c)	18,900	890,757
		4,194,484

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities – continued

Real Estate (2.3%)
Industrial REITs (0.3%)
Prologis, Inc.	4,958	$645,631

Residential REITs (0.5%)
Equity LifeStyle Properties, Inc.	15,418	992,919

Specialized REITs (1.5%)
Public Storage	5,894	1,709,614
Weyerhaeuser Co.	43,996	1,579,896
		3,289,510
Utilities (3.9%)
Electric Utilities (3.1%)
Constellation Energy Corp.	17,167	3,173,320
NextEra Energy, Inc.	32,568	2,081,421
Southern Co.	2,923	209,696
Xcel Energy, Inc.	17,400	935,250
		6,399,687
Multi-Utilities (0.8%)
Ameren Corp.	22,860	1,690,725
Total common stocks (cost: $172,624,094)		207,987,692

Short-Term Securities (0.5%)
Investment Companies (0.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.260%	781,739	781,739
T. Rowe Price Reserve Investment Fund, current rate 5.390%	285,886	285,886
Total short-term securities (cost: $1,067,625)		1,067,625
Total investments in securities (cost: $173,691,719)		209,055,317
Cash and other assets in excess of liabilities (0.1%)		172,171
Total net assets (100.0%)		$209,227,488

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 8.8% of net assets in foreign securities at March 31, 2024.

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund
Investments in Securities

March 31, 2024
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.6%)
Communication Services (9.4%)
Entertainment (1.3%)
Netflix, Inc. (b)	2,726	$1,655,582

Interactive Media & Services (8.1%)
Alphabet, Inc. Class A (b)	40,543	6,119,155
Meta Platforms, Inc. Class A	9,147	4,441,600
		10,560,755
Consumer Discretionary (10.0%)
Broadline Retail (5.2%)
Amazon.com, Inc. (b)	37,067	6,686,146

Hotels, Restaurants & Leisure (2.0%)
Marriott International, Inc. Class A	4,653	1,173,998
McDonald's Corp.	5,169	1,457,400
		2,631,398
Specialty Retail (2.2%)
AutoZone, Inc. (b)	476	1,500,185
TJX Cos., Inc.	13,600	1,379,312
		2,879,497
Textiles, Apparel & Luxury Goods (0.6%)
NIKE, Inc. Class B	8,147	765,655

Consumer Staples (5.1%)
Beverages (1.8%)
Constellation Brands, Inc. Class A	4,468	1,214,224
Monster Beverage Corp. (b)	19,118	1,133,315
		2,347,539
Household Products (2.2%)
Procter & Gamble Co.	17,309	2,808,385

Personal Products (1.1%)
Estee Lauder Cos., Inc. Class A	9,635	1,485,235

Energy (3.5%)
Energy Equipment & Services (0.4%)
Schlumberger NV (c)	9,773	535,658

Oil, Gas & Consumable Fuels (3.1%)
ConocoPhillips	12,639	1,608,692
EOG Resources, Inc.	9,951	1,272,136
EQT Corp.	6,325	234,468
Phillips 66	5,342	872,562
		3,987,858
Financial (14.0%)
Capital Markets (2.4%)
Charles Schwab Corp.	17,782	1,286,350
Morgan Stanley	19,041	1,792,901
		3,079,251
Commercial Banks (4.8%)
Bank of America Corp.	50,115	1,900,361
JPMorgan Chase & Co.	16,678	3,340,603
PNC Financial Services Group, Inc.	5,981	966,530
		6,207,494

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund
Investments in Securities – continued

Consumer Finance (1.3%)
American Express Co.	7,144	$1,626,617

Financial Services (2.2%)
Mastercard, Inc. Class A	5,963	2,871,602

Insurance (3.3%)
Arch Capital Group Ltd. (b) (c)	11,014	1,018,134
Chubb Ltd. (c)	6,612	1,713,367
Progressive Corp.	7,513	1,553,839
		4,285,340
Health Care (14.5%)
Biotechnology (1.7%)
Regeneron Pharmaceuticals, Inc. (b)	1,115	1,073,176
Vertex Pharmaceuticals, Inc. (b)	2,606	1,089,334
		2,162,510
Health Care Equipment & Supplies (2.5%)
Abbott Laboratories	15,343	1,743,886
Boston Scientific Corp. (b)	21,266	1,456,508
		3,200,394
Health Care Providers & Services (2.9%)
Cencora, Inc.	4,510	1,095,885
UnitedHealth Group, Inc.	5,397	2,669,896
		3,765,781
Life Sciences Tools & Services (2.3%)
Danaher Corp.	5,678	1,417,910
Thermo Fisher Scientific, Inc.	2,607	1,515,214
		2,933,124
Pharmaceuticals (5.1%)
Eli Lilly & Co.	3,946	3,069,830
Merck & Co., Inc.	18,165	2,396,872
Zoetis, Inc.	6,895	1,166,703
		6,633,405
Industrials (8.7%)
Aerospace & Defense (2.1%)
General Dynamics Corp.	4,175	1,179,396
RTX Corp.	15,425	1,504,400
		2,683,796
Commercial Services & Supplies (0.9%)
Republic Services, Inc.	5,919	1,133,133

Electrical Equipment (1.8%)
AMETEK, Inc.	7,598	1,389,674
Emerson Electric Co.	8,113	920,177
		2,309,851
Machinery (3.9%)
Deere & Co.	3,086	1,267,544
IDEX Corp.	4,964	1,211,315
Illinois Tool Works, Inc.	5,122	1,374,386
Ingersoll Rand, Inc.	13,325	1,265,209
		5,118,454
Information Technology (28.6%)
Communications Equipment (1.2%)
Motorola Solutions, Inc.	4,492	1,594,570

Electronic Equipment, Instruments & Components (1.2%)
CDW Corp.	5,929	1,516,519

IT Services (1.0%)
Accenture PLC Class A (c)	3,713	1,286,963

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund
Investments in Securities – continued

Semiconductors & Semiconductor Equipment (9.7%)
Broadcom, Inc.	2,173	$2,880,116
KLA Corp.	2,143	1,497,036
NVIDIA Corp.	7,534	6,807,421
Texas Instruments, Inc.	8,106	1,412,146
		12,596,719
Software (10.8%)
Microsoft Corp.	23,076	9,708,535
Roper Technologies, Inc.	2,138	1,199,076
Salesforce, Inc.	6,249	1,882,074
Workday, Inc. Class A (b)	4,423	1,206,373
		13,996,058
Technology Hardware Storage & Peripherals (4.7%)
Apple, Inc.	35,041	6,008,831

Materials (1.5%)
Chemicals (1.5%)
Linde PLC (c)	3,375	1,567,080
PPG Industries, Inc.	2,895	419,485
		1,986,565
Real Estate (1.5%)
Health Care REITs (0.6%)
Welltower, Inc.	8,421	786,858

Industrial REITs (0.9%)
Prologis, Inc.	8,884	1,156,875

Utilities (2.8%)
Electric Utilities (2.8%)
American Electric Power Co., Inc.	16,113	1,387,330
Duke Energy Corp.	13,720	1,326,861
PG&E Corp.	52,479	879,548
		3,593,739
Total common stocks (cost: $76,993,378)		128,878,157

Short-Term Securities (0.1%)
Investment Companies (0.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.260%	164,291	164,291
Total short-term securities (cost: $164,291)		164,291
Total investments in securities (cost: $77,157,669)		129,042,448
Cash and other assets in excess of liabilities (0.3%)		324,701
Total net assets (100.0%)		$129,367,149

Investments in Securities Legend

(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 4.7% of net assets in foreign securities at March 31, 2024.

See accompanying notes to investments in securities.

Securian Funds Trust

Notes to Financial Statements

Investments Valuation

Each Fund’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality and prepayment speeds, as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by Securian Asset Management, Inc. (“Securian AM”), as the Valuation Designee, in accordance with procedures approved by the Board of Trustees (the “Board”) of the Trust and in accordance with provisions of the Investment Company Act of 1940, as amended (the “1940 Act”). The Board has delegated the daily oversight of the securities valuation function to Securian AM, which ensures that valuations comply with the valuation policies. The summary of fair valued in good faith securities are presented to the Board at their quarterly meetings.

A Fund’s investments will also be valued at fair value in good faith by Securian AM if it determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Fund’s net asset value is calculated. If a significant event impacting the value of a security or group of securities occurs, Securian AM is immediately notified and promptly determines whether fair value in good faith pricing is needed in accordance with the Trust’s valuation procedures and, if so, approves the pricing methodology to be used.

Short-term securities are valued at market value. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date.

The Funds do not separately report changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.

Futures Transactions

To gain exposure to, or for protection from market changes, the Funds may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value as determined by each relevant clearing agency and is aggregated at a Futures Commission Merchant (“FCM”) which is registered with the Commodity Futures Trading Commission or the applicable regulator. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account. For a listing of open futures contracts see the Investments in Securities for each Fund.

Options Transactions

Each Fund may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. An option is a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised.

Securian Funds Trust

Notes to Financial Statements – continued

The risk in buying an option is that each Fund pays a premium whether or not the option is exercised. Each Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. Each Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Bank Loans

The SFT Core Bond Fund may purchase bank loans. Bank loans are interests in amounts owed by corporate or other borrowers and may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Bank loans may be made directly with a borrower or acquired through assignment or participation. The Fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Investments in bank loans may involve special risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The Fund may also invest in loan commitments, which are contractual obligations for a future funding. The Fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments. Although typically secured, bank loans may not be backed by sufficient collateral to satisfy their issuers’ obligations in the event of bankruptcy, insolvency or similar distressed scenarios. Bank loans may also be illiquid, not readily marketable, or subject to restrictions on resale.

Investment Companies

The SFT Balanced Stabilization Fund and SFT Equity Stabilization Fund may invest in other investment companies, which may not be traded on an exchange, the Fund(s) may, as a practical expedient, estimate the fair value of an investment company based on the reported NAV per share or its equivalent if the reported NAV per share or its equivalent of the investment company is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946. If the investment company does not provide a reported NAV per share or its equivalent on a Business Day, Securian AM, as valuation designee, shall estimate fair value in good faith and in a manner consistent with the Trust’s Valuation Procedures.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Illiquid Investments

Pursuant to Rule 22e-4 under the 1940 act, no Fund may acquire an “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. Rule 22e-4 generally defines an illiquid investment as any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. At March 31, 2024, the SFT Balanced Stabilization Fund held three illiquid securities with a market value of $4,057,284 which represents 0.6% of net assets.

Securian Funds Trust

Notes to Financial Statements – continued

Fair Value Measurement

The Trust utilizes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs when determining fair value. The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust’s estimates about the assumptions market participants would use in valuing the financial asset or liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the advisor’s own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, swaps, and written options.

The following is a summary of the levels used as of March 31, 2024, in valuing the Fund’s assets and liabilities (please see the Investments in Securities for each Fund for a listing of all securities within each category):

	Fair Value Measurement at March 31, 2024 using
Fund	Level 1	Level 2	Level 3	Total
SFT Balanced Stabilization Fund
Assets
Government Obligations	$—	$30,575,527	$—	$30,575,527
Other Mortgage-Backed Securities	—	1,349,091	—	1,349,091
Corporate Obligations	—	209,772,959	—	209,772,959
Purchased Options	163,840	—	—	163,840
Investment Companies	411,202,375	—	—	411,202,375
Total Investments	411,366,215	241,697,577	—	653,063,792

Other Financial Instruments*
Futures Contracts	574,643	—	—	574,643

Liabilities
Other Financial Instruments*
Written Options	(38,400)	—	—	(38,400)

SFT Core Bond Fund
Assets
Government Obligations	—	321,833,050	—	321,833,050
Asset-Backed Securities	—	29,292,420	—	29,292,420
Other Mortgage-Backed Securities	—	52,086,007	—	52,086,007
Corporate Obligations	—	79,005,417	—	79,005,417
Bank Loans	—	6,716,673	—	6,716,673
Foreign Bonds	—	2,456,678	—	2,456,678
U.S. Government Agencies and Obligations	—	27,292,554	—	27,292,554
Investment Companies	45,536,776	—	—	45,536,776
Total Investments	45,536,776	518,682,799	—	564,219,575

Other Financial Instruments*
Futures Contracts	19,933	—	—	19,933

Liabilities
Other Financial Instruments*
Futures Contracts	(63,771)	—	—	(63,771)

SFT Delaware IvySM Growth Fund
Assets
Common Stocks	627,280,846	—	—	627,280,846
Investment Companies	3,636,626	—	—	3,636,626
Total Investments	630,917,472	—	—	630,917,472

Securian Funds Trust

Notes to Financial Statements – continued

Fair Value Measurement - (continued)

	Fair Value Measurement at March 31, 2024 using
Fund	Level 1	Level 2	Level 3	Total
SFT Delaware IvySM Small Cap Growth Fund
Assets
Common Stocks	$160,567,057	$—	$—	$160,567,057
Investment Companies	3,957,165	—	—	3,957,165
Total Investments	164,524,222	—	—	164,524,222

SFT Equity Stabilization Fund
Assets
Investment Companies	310,569,430	—	—	310,569,430
Purchased Options	79,360	—	—	79,360
Total Investments	310,648,790	—	—	310,648,790

Other Financial Instruments*
Futures Contracts	698,586	—	—	698,586

Liabilities
Other Financial Instruments*
Written Options	(18,600)	—	—	(18,600)

SFT Index 400 Mid-Cap Fund
Assets
Common Stocks	224,277,951	—	—	224,277,951
Long-Term Debt Securities	—	996,530	—	996,530
Investment Companies	9,308,492	—	—	9,308,492
Total Investments	233,586,443	996,530	—	234,582,973

Other Financial Instruments*
Futures Contracts	337,886	—	—	337,886

SFT Index 500 Fund
Assets
Common Stocks	1,301,502,210	—	—	1,301,502,210
Investment Companies	40,432,114	—	—	40,432,114
Total Investments	1,341,934,324	—	—	1,341,934,324

Other Financial Instruments*
Futures Contracts	952,787	—	—	952,787

SFT Real Estate Securities Fund
Assets
Common Stocks	117,481,388	—	—	117,481,388
Investment Companies	1,204,232	—	—	1,204,232
Total Investments	118,685,620	—	—	118,685,620

SFT T. Rowe Price Value Fund
Assets
Common Stocks	207,987,692	—	—	207,987,692
Investment Companies	1,067,625	—	—	1,067,625
Total Investments	209,055,317	—	—	209,055,317

Securian Funds Trust

Notes to Financial Statements – continued

Fair Value Measurement - (continued)

	Fair Value Measurement at March 31, 2024 using
Fund	Level 1	Level 2	Level 3	Total

SFT Wellington Core Equity Fund
Assets
Common Stocks	$128,878,157	$—	$—	$128,878,157
Investment Companies	164,291	—	—	164,291
Total Investments	129,042,448	—	—	129,042,448

* Investments in Other Financial Instruments are derivative instruments reflected in the Investments in Securities. All derivatives currently held are reflected at the gross unrealized appreciation (depreciation) on the investments.

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities – These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Long-term and short-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Bank Loans – These securities are generally valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads, credit spreads and/or other criteria. To the extent that these inputs are observable, the values of Bank Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Funds’ policy is to recognize transfers between the levels as of the end of the period. There were no transfers of financial assets between Levels 1, 2, and 3 during the period.

Other Risks

The Funds can invest in securities of foreign issuers, which may subject them to investment risks not normally associated with investing in U.S. securities. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war, acts of terrorism, financial institution failures, or other events, can adversely affect local and global markets and normal market operations.